Prospectus
J.P. Morgan Exchange-Traded Funds
April 6, 2023, as supplemented May 12, 2023
	Ticker	Listing Exchange
JPMorgan BetaBuilders U.S. Treasury Bond 1-3 Year ETF	BBSB	Cboe BZX Exchange, Inc.
JPMorgan BetaBuilders U.S. Treasury Bond 3-10 Year ETF	BBIB	Cboe BZX Exchange, Inc.
JPMorgan BetaBuilders U.S. Treasury Bond 20+ Year ETF	BBLB	Cboe BZX Exchange, Inc.
JPMorgan BetaBuilders U.S. TIPS 0-5 Year ETF	BBIP	Cboe BZX Exchange, Inc.
The Securities and Exchange Commission and the Commodity Futures Trading Commission have not approved or disapproved of these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

JPMorgan BetaBuilders U.S. Treasury Bond 1-3 Year ETF
Ticker: BBSB
What is the goal of the Fund?
The Fund seeks investment results that closely correspond, before fees and expenses, to the performance of the ICE U.S. Treasury 1-3 Year Bond Index.
Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy, hold and sell Shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.
ANNUAL FUND OPERATING EXPENSES[1] (Expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.07%
Total Annual Fund Operating Expenses	0.07
1
The Fund’s management agreement provides that the adviser will pay substantially all expenses of the Fund (including expenses of the Trust relating to the Fund), except for the management fees, payments under the Fund’s 12b-1 plan (if any), interest expenses, dividend and interest expenses related to short sales, taxes, acquired fund fees and expenses (other than fees for funds advised by the adviser and/or its affiliates), costs of holding shareholder meetings, and litigation and potential litigation and other extraordinary expenses not incurred in the ordinary course of the Fund’s business. Additionally, the Fund shall be responsible for its non-operating expenses, including brokerage commissions and fees and expenses associated with the Fund’s securities lending program, if applicable.
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Your actual costs may be higher or lower.
WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years
SHARES ($)	7	23
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. The Fund has not yet commenced operations as of the date of this prospectus. Therefore, there is no portfolio turnover rate for the Fund to report at this time.
What are the Fund’s main investment strategies?
The Fund seeks investment results that closely correspond, before fees and expenses, to the performance of the ICE U.S. Treasury 1-3 Year Bond Index (the Underlying Index), which measures the performance of U.S. dollar-denominated, fixed rate securities with minimum term to maturity greater than one year and less than or equal to three years. The Fund will invest at least 80% of its Assets in securities included in the Underlying Index. “Assets” means net assets, plus the amount of borrowing for investment purposes. ICE Data Indices, LLC is the index provider for the Underlying Index (the Index Provider). The Underlying Index is a subset of the ICE U.S. Treasury Bond Index Series and primarily includes U.S. Treasury issued debt with the following excluded: Inflation-linked securities, Floating Rate Notes, Cash Management and Treasury Bills, and any government agency debt issued with or without a government guarantee. The dollar-weighted average maturity of the Underlying Index as of March 31, 2023 was 1.969 years.

Beta is a measure of the volatility of a security or a portfolio relative to a market benchmark. The term “BetaBuilders” in the Fund’s name conveys the intended outcome of providing investors with passive exposure and return that generally correspond to a market cap weighted benchmark. The Fund, along with other JPMorgan BetaBuilders Funds, can be used to help an investor build a portfolio of passive exposure to various markets.
The Fund, using a “passive” or indexing investment approach, attempts to closely correspond to the performance of the Underlying Index. Unlike many actively-managed funds, the Fund does not seek to outperform the Underlying Index and does not seek temporary defensive positions when markets decline or appear overvalued.
The Fund intends to utilize a “representative sampling” strategy whereby securities are chosen in order to attempt to approximate the investment characteristics of the constituent securities. Targeted investment characteristics of the collective portfolio include curve exposure and liquidity, and other fixed income specific attributes (such as yield, duration and maturity). Even when the Fund utilizes representative sampling, it must still invest at least 80% of its Assets in securities included in the Underlying Index. The Fund’s portfolio will be rebalanced monthly in accordance with the monthly rebalancing of the Underlying Index.
The Fund may also invest in shares of affiliated money market funds.
April 6, 2023  |  1

JPMorgan BetaBuilders U.S. Treasury Bond 1-3 Year ETF (continued)
The Fund’s Main Investment Risks

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.
The Fund is subject to the main risks noted below, any of which may adversely affect the Fund’s net asset value (NAV), market price, performance and ability to meet its investment objective.
Interest Rate Risk. The Fund’s investments in bonds and other debt securities will change in value based on changes in interest rates. If rates rise, the value of these investments generally declines. Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value. The Fund may face a heightened level of interest rate risk due to certain changes in monetary policy. It is difficult to predict the pace at which central banks or monetary authorities may increase interest rates or the timing, frequency, or magnitude of such increases. Any such changes could be sudden and could expose debt markets to significant volatility and reduced liquidity for Fund investments.
General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Underlying Index or in the Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics.
For example, the outbreak of COVID-19 has negatively affected economies, markets and individual companies throughout the world, including those in which the Fund invests. The effects of this pandemic to public health and business and market conditions, including, among other things, reduced consumer demand and economic output, supply chain disruptions and increased government spending, may continue to have a significant negative impact on the performance of the Fund’s investments, increase the Fund’s volatility, negatively impact the Fund’s arbitrage and pricing mechanisms, exacerbate pre-existing political, social and economic risks to the Fund, and negatively impact broad segments of businesses and populations. In addition, governments, their regulatory agencies, or self-regulatory organizations have taken or may take actions in response to the pandemic that affect the instruments in which the Fund invests, or the issuers of such instruments, in ways that could have a significant negative impact on the Fund’s investment performance. The duration and extent of COVID-19 and associated economic and market conditions and uncertainty over the long-term cannot be reasonably estimated at this time. The ultimate impact of COVID-19 and the extent to which the associated conditions impact the Fund will also depend on future developments, which are highly uncertain, difficult to accurately predict and subject to frequent changes.
Index Related Risk. The Fund’s return may not track the return of the Underlying Index for a number of reasons and therefore may not achieve its investment objective. For example, the Fund incurs a number of operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Underlying Index. In addition, the Fund’s return may differ from the return of the Underlying Index as a result of, among other things, pricing differences between the valuation of securities in the Underlying Index and in the Fund’s NAV and the inability to purchase certain securities included in the Underlying Index due to regulatory or other restrictions.
In addition, because the Fund uses a representative sampling approach, the Fund may not be as well correlated with the return of the Underlying Index as when the Fund purchases all of the securities in the Underlying Index in the proportions in which they are represented in the Underlying Index.
Errors in the construction or calculation of the Underlying Index may occur from time to time. Any such errors may not be identified and corrected by the Index Provider for some period of time, which may have an adverse impact on the Fund and its shareholders.
The risk that the Fund may not track the performance of the Underlying Index may be heightened during times of increased market volatility or other unusual market conditions.
Passive Management Risk. Unlike many investment companies, the Fund is not “actively” managed. Therefore, it would not generally sell a security because the security’s issuer was in financial trouble unless that security is removed from the Underlying Index. As a result, the Fund’s performance could be lower than funds that actively shift their portfolio assets to take advantage of market opportunities or lessen the impact of a market decline or a decline in the value of one or more issuers. The Fund will not take defensive positions under any market conditions, including in declining markets.
2  |  J.P. Morgan Exchange-Traded Funds

Sampling Risk. Because the Fund uses a representative sampling approach, it will hold a smaller number of securities than are in the Underlying Index. As a result, an adverse development respecting an issuer of securities held by the Fund could result in a greater decline in the Fund’s NAV than would be the case if the Fund held all of the securities in the Underlying Index. Conversely, a positive development relating to an issuer of securities in the Underlying Index that is not held by the Fund could cause the Fund to underperform the Underlying Index. To the extent the assets in the Fund are smaller, these risks may be greater.
Credit Risk. The Fund’s investments are subject to the risk that issuers and/or counterparties will fail to make payments when due or default completely. If an issuer’s or counterparty’s financial condition worsens, the credit quality of the issuer or counterparty may deteriorate, making it difficult for the Fund to sell such investments.
Geographic Focus Risk. The Fund focuses its investments in the United States. As a result, the Fund’s performance may be subject to greater volatility than a more geographically diversified fund.
Government Securities Risk. U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities, such as those issued or guaranteed by the U.S. Treasury, that are backed by the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity and the market prices for such securities will fluctuate. Notwithstanding that these securities are backed by the full faith and credit of the United States, circumstances could arise that would prevent the payment of interest or principal. This would result in losses to the Fund.
ETF Shares Trading Risk. Shares are listed for trading on the Cboe BZX Exchange, Inc. (the Exchange) and are bought and sold in the secondary market at market prices. The market prices of Shares are expected to fluctuate, in some cases materially, in response to changes in the Fund’s NAV, the intraday value of the Fund’s holdings and supply and demand for Shares. The adviser cannot predict whether Shares will trade above, below or at their NAV. Disruptions to creations and redemptions, the existence of significant market volatility or potential lack of an active trading market for the Shares (including through a trading halt), as well as other factors, may result in the Shares trading significantly above (at a premium) or below (at a discount) to NAV or to the intraday value of the Fund’s holdings. During such periods, you may incur significant losses if you sell your Shares.
The securities held by the Fund may be traded in markets that close at a different time than the Exchange. Liquidity in those securities may be reduced after the applicable closing times. Accordingly, during the time when the Exchange is open but after the applicable market closing, fixing or settlement times, bid-ask spreads on the Exchange and the corresponding premium or discount to the Shares’ NAV may widen.
Authorized Participant Concentration Risk. Only an authorized participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of intermediaries that act as authorized participants and none of these authorized participants is or will be obligated to engage in creation or redemption transactions. To the extent that these intermediaries exit the business or are unable to or choose not to proceed with creation and/or redemption orders with respect to the Fund and no other authorized participant creates or redeems, Shares may trade at a discount to NAV and possibly face trading halts and/or delisting.
Cash Transactions Risk. Unlike certain ETFs, the Fund may effect creations and redemptions in cash or partially in cash. Therefore, it may be required to sell portfolio securities and subsequently recognize gains on such sales that the Fund might not have recognized if it were to distribute portfolio securities in-kind. As such, investments in Shares may be less tax-efficient than an investment in an ETF that distributes portfolio securities entirely in-kind.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.
You could lose money investing in the Fund.
The Fund’s Past Performance
The Fund has not commenced operations as of the date of this prospectus and therefore, has no reportable performance history. Once the Fund has operated for at least one calendar year, a bar chart and performance table will be included in the prospectus to show the performance of the Fund. When such information is included, this section will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance history from year to year and showing how the Fund’s average annual total returns compare with those of a broad measure of market performance. Although past performance of the Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Fund. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-844-457-6383 (844-4JPM ETF).
April 6, 2023  |  3

JPMorgan BetaBuilders U.S. Treasury Bond 1-3 Year ETF (continued)
Management
J.P. Morgan Investment Management Inc. (the adviser)
Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser
Eric Isenberg	2023	Managing Director
Naveen Kumar	2023	Executive Director
Qiwei Zhu	2023	Executive Director
Jonathan Msika	2023	Executive Director
Alvaro Quiros	2023	Vice President
Purchase and Sale of Shares
Individual Shares of the Fund may only be purchased and sold in secondary market transactions through brokers or financial intermediaries. Shares of the Fund are listed for trading on the Exchange, and because Shares trade at market prices rather than NAV, Shares of the Fund may trade at a price greater than NAV (premium) or less than NAV (discount). Certain affiliates of the Fund and the adviser may purchase and resell Shares pursuant to this prospectus.
An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares of the Fund (bid) and the lowest price a seller is willing to accept for Shares (ask) when buying or selling Shares in the secondary market (the bid-ask spread).
Recent information, including information about the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads (when available), is included on the Fund’s website at jpmorganfunds.com.
Tax Information
To the extent the Fund makes distributions, those distributions will be taxed as ordinary income or capital gains, except when your investment is in an IRA, 401(k) plan or other tax-advantaged investment plan, in which case you may be subject to federal income tax upon withdrawal from the tax-advantaged investment plan.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase Shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the adviser and its related companies may pay the financial intermediary for the sale of Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.
4  |  J.P. Morgan Exchange-Traded Funds

JPMorgan BetaBuilders U.S. Treasury Bond 3-10 Year ETF
Ticker: BBIB
What is the goal of the Fund?
The Fund seeks investment results that closely correspond, before fees and expenses, to the performance of the ICE U.S. Treasury 3-10 Year Bond Index.
Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy, hold and sell Shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.
ANNUAL FUND OPERATING EXPENSES[1] (Expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.07%
Total Annual Fund Operating Expenses	0.07
1
The Fund’s management agreement provides that the adviser will pay substantially all expenses of the Fund (including expenses of the Trust relating to the Fund), except for the management fees, payments under the Fund’s 12b-1 plan (if any), interest expenses, dividend and interest expenses related to short sales, taxes, acquired fund fees and expenses (other than fees for funds advised by the adviser and/or its affiliates), costs of holding shareholder meetings, and litigation and potential litigation and other extraordinary expenses not incurred in the ordinary course of the Fund’s business. Additionally, the Fund shall be responsible for its non-operating expenses, including brokerage commissions and fees and expenses associated with the Fund’s securities lending program, if applicable.
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Your actual costs may be higher or lower.
WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years
SHARES ($)	7	23
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. The Fund has not yet commenced operations as of the date of this prospectus. Therefore, there is no portfolio turnover rate for the Fund to report at this time.
What are the Fund’s main investment strategies?
The Fund seeks investment results that closely correspond, before fees and expenses, to the performance of the ICE U.S. Treasury 3-10 Year Bond Index (the Underlying Index), which measures the performance of U.S. dollar-denominated, fixed rate securities with minimum term to maturity greater than three years and less than or equal to ten years. The Fund will invest at least 80% of its Assets in securities included in the Underlying Index. “Assets” means net assets, plus the amount of borrowing for investment purposes. ICE Data Indices, LLC is the index provider for the Underlying Index (the Index Provider). The Underlying Index is a subset of the ICE U.S. Treasury Bond Index Series and primarily includes U.S. Treasury issued debt with the following excluded: Inflation-linked securities, Floating Rate Notes, Cash Management and Treasury Bills, and any government agency debt issued with or without a government guarantee. The dollar-weighted average maturity of the Underlying Index as of March 31, 2023 was 5.642 years.

Beta is a measure of the volatility of a security or a portfolio relative to a market benchmark. The term “BetaBuilders” in the Fund’s name conveys the intended outcome of providing investors with passive exposure and return that generally correspond to a market cap weighted benchmark. The Fund, along with other JPMorgan BetaBuilders Funds, can be used to help an investor build a portfolio of passive exposure to various markets.
The Fund, using a “passive” or indexing investment approach, attempts to closely correspond to the performance of the Underlying Index. Unlike many actively-managed funds, the Fund does not seek to outperform the Underlying Index and does not seek temporary defensive positions when markets decline or appear overvalued.
The Fund intends to utilize a “representative sampling” strategy whereby securities are chosen in order to attempt to approximate the investment characteristics of the constituent securities. Targeted investment characteristics of the collective portfolio include curve exposure and liquidity, and other fixed income specific attributes (such as yield, duration and maturity). Even when the Fund utilizes representative sampling, it must still invest at least 80% of its Assets in securities included in the Underlying Index. The Fund’s portfolio will be rebalanced monthly in accordance with the monthly rebalancing of the Underlying Index.
The Fund may also invest in shares of affiliated money market funds.
April 6, 2023  |  5

JPMorgan BetaBuilders U.S. Treasury Bond 3-10 Year ETF (continued)
The Fund’s Main Investment Risks

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.
The Fund is subject to the main risks noted below, any of which may adversely affect the Fund’s net asset value (NAV), market price, performance and ability to meet its investment objective.
Interest Rate Risk. The Fund’s investments in bonds and other debt securities will change in value based on changes in interest rates. If rates rise, the value of these investments generally declines. Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value. The Fund may face a heightened level of interest rate risk due to certain changes in monetary policy. It is difficult to predict the pace at which central banks or monetary authorities may increase interest rates or the timing, frequency, or magnitude of such increases. Any such changes could be sudden and could expose debt markets to significant volatility and reduced liquidity for Fund investments.
General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Underlying Index or in the Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics.
For example, the outbreak of COVID-19 has negatively affected economies, markets and individual companies throughout the world, including those in which the Fund invests. The effects of this pandemic to public health and business and market conditions, including, among other things, reduced consumer demand and economic output, supply chain disruptions and increased government spending, may continue to have a significant negative impact on the performance of the Fund’s investments, increase the Fund’s volatility, negatively impact the Fund’s arbitrage and pricing mechanisms, exacerbate pre-existing political, social and economic risks to the Fund, and negatively impact broad segments of businesses and populations. In addition, governments, their regulatory agencies, or self-regulatory organizations have taken or may take actions in response to the pandemic that affect the instruments in which the Fund invests, or the issuers of such instruments, in ways that could have a significant negative impact on the Fund’s investment performance. The duration and extent of COVID-19 and associated economic and market conditions and uncertainty over the long-term cannot be reasonably estimated at this time. The ultimate impact of COVID-19 and the extent to which the associated conditions impact the Fund will also depend on future developments, which are highly uncertain, difficult to accurately predict and subject to frequent changes.
Index Related Risk. The Fund’s return may not track the return of the Underlying Index for a number of reasons and therefore may not achieve its investment objective. For example, the Fund incurs a number of operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Underlying Index. In addition, the Fund’s return may differ from the return of the Underlying Index as a result of, among other things, pricing differences between the valuation of securities in the Underlying Index and in the Fund’s NAV and the inability to purchase certain securities included in the Underlying Index due to regulatory or other restrictions.
In addition, because the Fund uses a representative sampling approach, the Fund may not be as well correlated with the return of the Underlying Index as when the Fund purchases all of the securities in the Underlying Index in the proportions in which they are represented in the Underlying Index.
Errors in the construction or calculation of the Underlying Index may occur from time to time. Any such errors may not be identified and corrected by the Index Provider for some period of time, which may have an adverse impact on the Fund and its shareholders.
The risk that the Fund may not track the performance of the Underlying Index may be heightened during times of increased market volatility or other unusual market conditions.
Passive Management Risk. Unlike many investment companies, the Fund is not “actively” managed. Therefore, it would not generally sell a security because the security’s issuer was in financial trouble unless that security is removed from the Underlying Index. As a result, the Fund’s performance could be lower than funds that actively shift their portfolio assets to take advantage of market opportunities or lessen the impact of a market decline or a decline in the value of one or more issuers. The Fund will not take defensive positions under any market conditions, including in declining markets.
6  |  J.P. Morgan Exchange-Traded Funds

Sampling Risk. Because the Fund uses a representative sampling approach, it will hold a smaller number of securities than are in the Underlying Index. As a result, an adverse development respecting an issuer of securities held by the Fund could result in a greater decline in the Fund’s NAV than would be the case if the Fund held all of the securities in the Underlying Index. Conversely, a positive development relating to an issuer of securities in the Underlying Index that is not held by the Fund could cause the Fund to underperform the Underlying Index. To the extent the assets in the Fund are smaller, these risks may be greater.
Credit Risk. The Fund’s investments are subject to the risk that issuers and/or counterparties will fail to make payments when due or default completely. If an issuer’s or counterparty’s financial condition worsens, the credit quality of the issuer or counterparty may deteriorate, making it difficult for the Fund to sell such investments.
Geographic Focus Risk. The Fund focuses its investments in the United States. As a result, the Fund’s performance may be subject to greater volatility than a more geographically diversified fund.
Government Securities Risk. U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities, such as those issued or guaranteed by the U.S. Treasury, that are backed by the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity and the market prices for such securities will fluctuate. Notwithstanding that these securities are backed by the full faith and credit of the United States, circumstances could arise that would prevent the payment of interest or principal. This would result in losses to the Fund.
ETF Shares Trading Risk. Shares are listed for trading on the Cboe BZX Exchange, Inc. (the Exchange) and are bought and sold in the secondary market at market prices. The market prices of Shares are expected to fluctuate, in some cases materially, in response to changes in the Fund’s NAV, the intraday value of the Fund’s holdings and supply and demand for Shares. The adviser cannot predict whether Shares will trade above, below or at their NAV. Disruptions to creations and redemptions, the existence of significant market volatility or potential lack of an active trading market for the Shares (including through a trading halt), as well as other factors, may result in the Shares trading significantly above (at a premium) or below (at a discount) to NAV or to the intraday value of the Fund’s holdings. During such periods, you may incur significant losses if you sell your Shares.
The securities held by the Fund may be traded in markets that close at a different time than the Exchange. Liquidity in those securities may be reduced after the applicable closing times. Accordingly, during the time when the Exchange is open but after the applicable market closing, fixing or settlement times, bid-ask spreads on the Exchange and the corresponding premium or discount to the Shares’ NAV may widen.
Authorized Participant Concentration Risk. Only an authorized participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of intermediaries that act as authorized participants and none of these authorized participants is or will be obligated to engage in creation or redemption transactions. To the extent that these intermediaries exit the business or are unable to or choose not to proceed with creation and/or redemption orders with respect to the Fund and no other authorized participant creates or redeems, Shares may trade at a discount to NAV and possibly face trading halts and/or delisting.
Cash Transactions Risk. Unlike certain ETFs, the Fund may effect creations and redemptions in cash or partially in cash. Therefore, it may be required to sell portfolio securities and subsequently recognize gains on such sales that the Fund might not have recognized if it were to distribute portfolio securities in-kind. As such, investments in Shares may be less tax-efficient than an investment in an ETF that distributes portfolio securities entirely in-kind.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.
You could lose money investing in the Fund.
The Fund’s Past Performance
The Fund has not commenced operations as of the date of this prospectus and therefore, has no reportable performance history. Once the Fund has operated for at least one calendar year, a bar chart and performance table will be included in the prospectus to show the performance of the Fund. When such information is included, this section will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance history from year to year and showing how the Fund’s average annual total returns compare with those of a broad measure of market performance. Although past performance of the Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Fund. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-844-457-6383 (844-4JPM ETF).
April 6, 2023  |  7

JPMorgan BetaBuilders U.S. Treasury Bond 3-10 Year ETF (continued)
Management
J.P. Morgan Investment Management Inc. (the adviser)
Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser
Eric Isenberg	2023	Managing Director
Naveen Kumar	2023	Executive Director
Qiwei Zhu	2023	Executive Director
Jonathan Msika	2023	Executive Director
Alvaro Quiros	2023	Vice President
Purchase and Sale of Shares
Individual Shares of the Fund may only be purchased and sold in secondary market transactions through brokers or financial intermediaries. Shares of the Fund are listed for trading on the Exchange, and because Shares trade at market prices rather than NAV, Shares of the Fund may trade at a price greater than NAV (premium) or less than NAV (discount). Certain affiliates of the Fund and the adviser may purchase and resell Shares pursuant to this prospectus.
An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares of the Fund (bid) and the lowest price a seller is willing to accept for Shares (ask) when buying or selling Shares in the secondary market (the bid-ask spread).
Recent information, including information about the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads (when available), is included on the Fund’s website at jpmorganfunds.com.
Tax Information
To the extent the Fund makes distributions, those distributions will be taxed as ordinary income or capital gains, except when your investment is in an IRA, 401(k) plan or other tax-advantaged investment plan, in which case you may be subject to federal income tax upon withdrawal from the tax-advantaged investment plan.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase Shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the adviser and its related companies may pay the financial intermediary for the sale of Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.
8  |  J.P. Morgan Exchange-Traded Funds

JPMorgan BetaBuilders U.S. Treasury Bond 20+ Year ETF
Ticker: BBLB
What is the goal of the Fund?
The Fund seeks investment results that closely correspond, before fees and expenses, to the performance of the ICE U.S. Treasury 20+ Year Bond Index.
Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy, hold and sell Shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.
ANNUAL FUND OPERATING EXPENSES[1] (Expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.07%
Total Annual Fund Operating Expenses	0.07
1
The Fund’s management agreement provides that the adviser will pay substantially all expenses of the Fund (including expenses of the Trust relating to the Fund), except for the management fees, payments under the Fund’s 12b-1 plan (if any), interest expenses, dividend and interest expenses related to short sales, taxes, acquired fund fees and expenses (other than fees for funds advised by the adviser and/or its affiliates), costs of holding shareholder meetings, and litigation and potential litigation and other extraordinary expenses not incurred in the ordinary course of the Fund’s business. Additionally, the Fund shall be responsible for its non-operating expenses, including brokerage commissions and fees and expenses associated with the Fund’s securities lending program, if applicable.
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Your actual costs may be higher or lower.
WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years
SHARES ($)	7	23
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. The Fund has not yet commenced operations as of the date of this prospectus. Therefore, there is no portfolio turnover rate for the Fund to report at this time.
What are the Fund’s main investment strategies?
The Fund seeks investment results that closely correspond, before fees and expenses, to the performance of the ICE U.S. Treasury 20+ Year Bond Index (the Underlying Index), which measures the performance of U.S. dollar-denominated, fixed rate securities with minimum term to maturity greater than twenty years. The Fund will invest at least 80% of its Assets in securities included in the Underlying Index. “Assets” means net assets, plus the amount of borrowing for investment purposes. ICE Data Indices, LLC is the index provider for the Underlying Index (the Index Provider). The Underlying Index is a subset of the ICE U.S. Treasury Bond Index Series and primarily includes U.S. Treasury issued debt with the following excluded: Inflation-linked securities, Floating Rate Notes, Cash Management and Treasury Bills, and any government agency debt issued with or without a government guarantee. The dollar-weighted average maturity of the Underlying Index as of March 31, 2023 was 25.955 years.

Beta is a measure of the volatility of a security or a portfolio relative to a market benchmark. The term “BetaBuilders” in the Fund’s name conveys the intended outcome of providing investors with passive exposure and return that generally correspond to a market cap weighted benchmark. The Fund, along with other JPMorgan BetaBuilders Funds, can be used to help an investor build a portfolio of passive exposure to various markets.
The Fund, using a “passive” or indexing investment approach, attempts to closely correspond to the performance of the Underlying Index. Unlike many actively-managed funds, the Fund does not seek to outperform the Underlying Index and does not seek temporary defensive positions when markets decline or appear overvalued.
The Fund intends to utilize a “representative sampling” strategy whereby securities are chosen in order to attempt to approximate the investment characteristics of the constituent securities. Targeted investment characteristics of the collective portfolio include curve exposure and liquidity, and other fixed income specific attributes (such as yield, duration and maturity). Even when the Fund utilizes representative sampling, it must still invest at least 80% of its Assets in securities included in the Underlying Index. The Fund’s portfolio will be rebalanced monthly in accordance with the monthly rebalancing of the Underlying Index.
The Fund may also invest in shares of affiliated money market funds.
April 6, 2023  |  9

JPMorgan BetaBuilders U.S. Treasury Bond 20+ Year ETF (continued)
The Fund’s Main Investment Risks

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.
The Fund is subject to the main risks noted below, any of which may adversely affect the Fund’s net asset value (NAV), market price, performance and ability to meet its investment objective.
Interest Rate Risk. The Fund’s investments in bonds and other debt securities will change in value based on changes in interest rates. If rates rise, the value of these investments generally declines. Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value. The Fund may face a heightened level of interest rate risk due to certain changes in monetary policy. It is difficult to predict the pace at which central banks or monetary authorities may increase interest rates or the timing, frequency, or magnitude of such increases. Any such changes could be sudden and could expose debt markets to significant volatility and reduced liquidity for Fund investments.
General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Underlying Index or in the Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics.
For example, the outbreak of COVID-19 has negatively affected economies, markets and individual companies throughout the world, including those in which the Fund invests. The effects of this pandemic to public health and business and market conditions, including, among other things, reduced consumer demand and economic output, supply chain disruptions and increased government spending, may continue to have a significant negative impact on the performance of the Fund’s investments, increase the Fund’s volatility, negatively impact the Fund’s arbitrage and pricing mechanisms, exacerbate pre-existing political, social and economic risks to the Fund, and negatively impact broad segments of businesses and populations. In addition, governments, their regulatory agencies, or self-regulatory organizations have taken or may take actions in response to the pandemic that affect the instruments in which the Fund invests, or the issuers of such instruments, in ways that could have a significant negative impact on the Fund’s investment performance. The duration and extent of COVID-19 and associated economic and market conditions and uncertainty over the long-term cannot be reasonably estimated at this time. The ultimate impact of COVID-19 and the extent to which the associated conditions impact the Fund will also depend on future developments, which are highly uncertain, difficult to accurately predict and subject to frequent changes.
Index Related Risk. The Fund’s return may not track the return of the Underlying Index for a number of reasons and therefore may not achieve its investment objective. For example, the Fund incurs a number of operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Underlying Index. In addition, the Fund’s return may differ from the return of the Underlying Index as a result of, among other things, pricing differences between the valuation of securities in the Underlying Index and in the Fund’s NAV and the inability to purchase certain securities included in the Underlying Index due to regulatory or other restrictions.
In addition, because the Fund uses a representative sampling approach, the Fund may not be as well correlated with the return of the Underlying Index as when the Fund purchases all of the securities in the Underlying Index in the proportions in which they are represented in the Underlying Index.
Errors in the construction or calculation of the Underlying Index may occur from time to time. Any such errors may not be identified and corrected by the Index Provider for some period of time, which may have an adverse impact on the Fund and its shareholders.
The risk that the Fund may not track the performance of the Underlying Index may be heightened during times of increased market volatility or other unusual market conditions.
Passive Management Risk. Unlike many investment companies, the Fund is not “actively” managed. Therefore, it would not generally sell a security because the security’s issuer was in financial trouble unless that security is removed from the Underlying Index. As a result, the Fund’s performance could be lower than funds that actively shift their portfolio assets to take advantage of market opportunities or lessen the impact of a market decline or a decline in the value of one or more issuers. The Fund will not take defensive positions under any market conditions, including in declining markets.
10  |  J.P. Morgan Exchange-Traded Funds

Sampling Risk. Because the Fund uses a representative sampling approach, it will hold a smaller number of securities than are in the Underlying Index. As a result, an adverse development respecting an issuer of securities held by the Fund could result in a greater decline in the Fund’s NAV than would be the case if the Fund held all of the securities in the Underlying Index. Conversely, a positive development relating to an issuer of securities in the Underlying Index that is not held by the Fund could cause the Fund to underperform the Underlying Index. To the extent the assets in the Fund are smaller, these risks may be greater.
Credit Risk. The Fund’s investments are subject to the risk that issuers and/or counterparties will fail to make payments when due or default completely. If an issuer’s or counterparty’s financial condition worsens, the credit quality of the issuer or counterparty may deteriorate, making it difficult for the Fund to sell such investments.
Geographic Focus Risk. The Fund focuses its investments in the United States. As a result, the Fund’s performance may be subject to greater volatility than a more geographically diversified fund.
Government Securities Risk. U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities, such as those issued or guaranteed by the U.S. Treasury, that are backed by the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity and the market prices for such securities will fluctuate. Notwithstanding that these securities are backed by the full faith and credit of the United States, circumstances could arise that would prevent the payment of interest or principal. This would result in losses to the Fund.
ETF Shares Trading Risk. Shares are listed for trading on the Cboe BZX Exchange, Inc. (the Exchange) and are bought and sold in the secondary market at market prices. The market prices of Shares are expected to fluctuate, in some cases materially, in response to changes in the Fund’s NAV, the intraday value of the Fund’s holdings and supply and demand for Shares. The adviser cannot predict whether Shares will trade above, below or at their NAV. Disruptions to creations and redemptions, the existence of significant market volatility or potential lack of an active trading market for the Shares (including through a trading halt), as well as other factors, may result in the Shares trading significantly above (at a premium) or below (at a discount) to NAV or to the intraday value of the Fund’s holdings. During such periods, you may incur significant losses if you sell your Shares.
The securities held by the Fund may be traded in markets that close at a different time than the Exchange. Liquidity in those securities may be reduced after the applicable closing times. Accordingly, during the time when the Exchange is open but after the applicable market closing, fixing or settlement times, bid-ask spreads on the Exchange and the corresponding premium or discount to the Shares’ NAV may widen.
Authorized Participant Concentration Risk. Only an authorized participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of intermediaries that act as authorized participants and none of these authorized participants is or will be obligated to engage in creation or redemption transactions. To the extent that these intermediaries exit the business or are unable to or choose not to proceed with creation and/or redemption orders with respect to the Fund and no other authorized participant creates or redeems, Shares may trade at a discount to NAV and possibly face trading halts and/or delisting.
Cash Transactions Risk. Unlike certain ETFs, the Fund may effect creations and redemptions in cash or partially in cash. Therefore, it may be required to sell portfolio securities and subsequently recognize gains on such sales that the Fund might not have recognized if it were to distribute portfolio securities in-kind. As such, investments in Shares may be less tax-efficient than an investment in an ETF that distributes portfolio securities entirely in-kind.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.
You could lose money investing in the Fund.
The Fund’s Past Performance
The Fund has not commenced operations as of the date of this prospectus and therefore, has no reportable performance history. Once the Fund has operated for at least one calendar year, a bar chart and performance table will be included in the prospectus to show the performance of the Fund. When such information is included, this section will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance history from year to year and showing how the Fund’s average annual total returns compare with those of a broad measure of market performance. Although past performance of the Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Fund. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-844-457-6383 (844-4JPM ETF).
April 6, 2023  |  11

JPMorgan BetaBuilders U.S. Treasury Bond 20+ Year ETF (continued)
Management
J.P. Morgan Investment Management Inc. (the adviser)
Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser
Eric Isenberg	2023	Managing Director
Naveen Kumar	2023	Executive Director
Qiwei Zhu	2023	Executive Director
Jonathan Msika	2023	Executive Director
Alvaro Quiros	2023	Vice President
Purchase and Sale of Shares
Individual Shares of the Fund may only be purchased and sold in secondary market transactions through brokers or financial intermediaries. Shares of the Fund are listed for trading on the Exchange, and because Shares trade at market prices rather than NAV, Shares of the Fund may trade at a price greater than NAV (premium) or less than NAV (discount). Certain affiliates of the Fund and the adviser may purchase and resell Shares pursuant to this prospectus.
An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares of the Fund (bid) and the lowest price a seller is willing to accept for Shares (ask) when buying or selling Shares in the secondary market (the bid-ask spread).
Recent information, including information about the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads (when available), is included on the Fund’s website at jpmorganfunds.com.
Tax Information
To the extent the Fund makes distributions, those distributions will be taxed as ordinary income or capital gains, except when your investment is in an IRA, 401(k) plan or other tax-advantaged investment plan, in which case you may be subject to federal income tax upon withdrawal from the tax-advantaged investment plan.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase Shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the adviser and its related companies may pay the financial intermediary for the sale of Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.
12  |  J.P. Morgan Exchange-Traded Funds

JPMorgan BetaBuilders U.S. TIPS 0-5 Year ETF
Ticker: BBIP
What is the goal of the Fund?
The Fund seeks investment results that closely correspond, before fees and expenses, to the performance of the ICE 0-5 Year US Inflation-Linked Treasury Index.
Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy, hold and sell Shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.
ANNUAL FUND OPERATING EXPENSES[1] (Expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.07%
Total Annual Fund Operating Expenses	0.07
1
The Fund’s management agreement provides that the adviser will pay substantially all expenses of the Fund (including expenses of the Trust relating to the Fund), except for the management fees, payments under the Fund’s 12b-1 plan (if any), interest expenses, dividend and interest expenses related to short sales, taxes, acquired fund fees and expenses (other than fees for funds advised by the adviser and/or its affiliates), costs of holding shareholder meetings, and litigation and potential litigation and other extraordinary expenses not incurred in the ordinary course of the Fund’s business. Additionally, the Fund shall be responsible for its non-operating expenses, including brokerage commissions and fees and expenses associated with the Fund’s securities lending program, if applicable.
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Your actual costs may be higher or lower.
WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years
SHARES ($)	7	23
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. The Fund has not yet commenced operations as of the date of this prospectus. Therefore, there is no portfolio turnover rate for the Fund to report at this time.
The Fund’s Main Investment Strategy
The Fund seeks investment results that closely correspond, before fees and expenses, to the performance of the ICE 0-5 Year US Inflation-Linked Treasury Index (the Underlying Index), which tracks the performance of US dollar denominated sovereign debt publicly issued by the US government in its domestic market with interest and principal payments tied to inflation (commonly known as TIPS), with a remaining term to final maturity of less than or equal to five years. The Fund will invest at least 80% of its Assets in securities included in the Underlying Index. “Assets” means net assets, plus the amount of borrowing for investment purposes. ICE Data Indices, LLC is the index provider for the Underlying Index (the Index Provider). The Underlying Index primarily includes public obligations of the U.S. Treasury that are inflation protected, with the following excluded: original issue zero coupon securities, agency debt with or without a US government guarantee and securities issued or marketed primarily to retail investors, and the separate trading of registered interest and principal of securities (STRIPs). However, the amounts outstanding of qualifying coupon securities are not reduced by any portions that have been stripped. The dollar-weighted average maturity of the Underlying Index as of March 31, 2023 was 2.509 years.

Beta is a measure of the volatility of a security or a portfolio relative to a market benchmark. The term “BetaBuilders” in the Fund’s name conveys the intended outcome of providing investors with passive exposure and return that generally correspond to a market cap weighted benchmark. The Fund, along with other JPMorgan BetaBuilders Funds, can be used to help an investor build a portfolio of passive exposure to various markets.
The Fund, using a “passive” or indexing investment approach, attempts to closely correspond to the performance of the Underlying Index. Unlike many actively-managed funds, the Fund does not seek to outperform the Underlying Index and does not seek temporary defensive positions when markets decline or appear overvalued.
The Fund intends to utilize a “representative sampling” strategy whereby securities are chosen in order to attempt to approximate the investment characteristics of the constituent securities. Targeted investment characteristics of the collective portfolio include curve exposure and liquidity, and other fixed income specific attributes (such as yield, duration and maturity). Even when the Fund utilizes representative sampling, it must still invest at least 80% of its Assets in securities included in the Underlying Index. The Fund’s portfolio will be rebalanced monthly in accordance with the monthly rebalancing of the Underlying Index.
April 6, 2023  |  13

JPMorgan BetaBuilders U.S. TIPS 0-5 Year ETF (continued)
The Fund may also invest in shares of affiliated money market funds.
The Fund’s Main Investment Risks

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.
The Fund is subject to the main risks noted below, any of which may adversely affect the Fund’s net asset value (NAV), market price, performance and ability to meet its investment objective.
Interest Rate Risk. The Fund’s investments in bonds and other debt securities will change in value based on changes in interest rates. If rates rise, the value of these investments generally declines. Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value. The Fund may face a heightened level of interest rate risk due to certain changes in monetary policy. It is difficult to predict the pace at which central banks or monetary authorities may increase interest rates or the timing, frequency, or magnitude of such increases. Any such changes could be sudden and could expose debt markets to significant volatility and reduced liquidity for Fund investments.
General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Underlying Index or in the Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics.
For example, the outbreak of COVID-19 has negatively affected economies, markets and individual companies throughout the world, including those in which the Fund invests. The effects of this pandemic to public health and business and market conditions, including, among other things, reduced consumer demand and economic output, supply chain disruptions and increased government spending, may continue to have a significant negative impact on the performance of the Fund’s investments, increase the Fund’s volatility, negatively impact the Fund’s arbitrage and pricing mechanisms, exacerbate pre-existing political, social and economic risks to the Fund, and negatively impact broad segments of businesses and populations. In addition, governments, their regulatory agencies, or self-regulatory organizations have taken or may take actions in response to the pandemic that affect the instruments in which the Fund invests, or the issuers of such instruments, in ways that could have a significant negative impact on the Fund’s investment performance. The duration and extent of COVID-19 and associated economic and market conditions and uncertainty over the long-term cannot be reasonably estimated at this time. The ultimate impact of COVID-19 and the extent to which the associated conditions impact the Fund will also depend on future developments, which are highly uncertain, difficult to accurately predict and subject to frequent changes.
Index Related Risk. The Fund’s return may not track the return of the Underlying Index for a number of reasons and therefore may not achieve its investment objective. For example, the Fund incurs a number of operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Underlying Index. In addition, the Fund’s return may differ from the return of the Underlying Index as a result of, among other things, pricing differences between the valuation of securities in the Underlying Index and in the Fund’s NAV and the inability to purchase certain securities included in the Underlying Index due to regulatory or other restrictions.
In addition, because the Fund uses a representative sampling approach, the Fund may not be as well correlated with the return of the Underlying Index as when the Fund purchases all of the securities in the Underlying Index in the proportions in which they are represented in the Underlying Index.
Errors in the construction or calculation of the Underlying Index may occur from time to time. Any such errors may not be identified and corrected by the Index Provider for some period of time, which may have an adverse impact on the Fund and its shareholders.
The risk that the Fund may not track the performance of the Underlying Index may be heightened during times of increased market volatility or other unusual market conditions.
Passive Management Risk. Unlike many investment companies, the Fund is not “actively” managed. Therefore, it would not generally sell a security because the security’s issuer was in financial trouble unless that security is removed from the Underlying Index. As a result, the Fund’s performance could be lower than funds that may actively shift their portfolio assets to take advantage of market opportunities or lessen the impact of a market decline or a decline in the value of one or more issuers. The Fund will not take defensive positions under any market conditions, including in declining markets.
14  |  J.P. Morgan Exchange-Traded Funds

Sampling Risk. Because the Fund uses a representative sampling approach, it will hold a smaller number of securities than are in the Underlying Index. As a result, an adverse development respecting an issuer of securities held by the Fund could result in a greater decline in the Fund’s NAV than would be the case if the Fund held all of the securities in the Underlying Index. Conversely, a positive development relating to an issuer of securities in the Underlying Index that is not held by the Fund could cause the Fund to underperform the Underlying Index. To the extent the assets in the Fund are smaller, these risks may be greater.
Credit Risk. The Fund’s investments are subject to the risk that issuers and/or counterparties will fail to make payments when due or default completely. If an issuer’s or counterparty’s financial condition worsens, the credit quality of the issuer or counterparty may deteriorate, making it difficult for the Fund to sell such investments.
Inflation-Protected Securities Risk. Inflation-linked debt securities are subject to the effects of changes in market interest rates caused by factors other than inflation (real interest rates). In general, the price of an inflation-linked security tends to decline when real interest rates increase. Unlike conventional bonds, the principal and interest payments of inflation-protected securities such as TIPS are adjusted periodically to a specified rate of inflation (e.g., CPI-U). There can be no assurance that the inflation index used will accurately measure the actual rate of inflation. These securities may lose value in the event that the actual rate of inflation is different than the rate of the inflation index.
Geographic Focus Risk. The Fund focuses its investments in the United States. As a result, the Fund’s performance may be subject to greater volatility than a more geographically diversified fund.
Government Securities Risk. The Fund invests in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as securities issued by the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae), or the Federal Home Loan Mortgage Corporation (Freddie Mac)). U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities, such as those issued or guaranteed by Ginnie Mae or the U.S. Treasury, that are backed by the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity and the market prices for such securities will fluctuate. Notwithstanding that these securities are backed by the full faith and credit of the United States, circumstances could arise that would prevent the payment of interest or principal. This would result in losses to the Fund. Securities issued or guaranteed by U.S. government-related organizations, such as Fannie Mae and Freddie Mac, are not backed by the full faith and credit of the U.S. government and no assurance can be given that the U.S. government will provide financial support. Therefore, U.S. government-related organizations may not have the funds to meet their payment obligations in the future.
ETF Shares Trading Risk. Shares are listed for trading on the Cboe BZX Exchange, Inc. (the Exchange) and are bought and sold in the secondary market at market prices. The market prices of Shares are expected to fluctuate, in some cases materially, in response to changes in the Fund’s NAV, the intraday value of the Fund’s holdings and supply and demand for Shares. The adviser cannot predict whether Shares will trade above, below or at their NAV. Disruptions to creations and redemptions, the existence of significant market volatility or potential lack of an active trading market for the Shares (including through a trading halt), as well as other factors, may result in the Shares trading significantly above (at a premium) or below (at a discount) to NAV or to the intraday value of the Fund’s holdings. During such periods, you may incur significant losses if you sell your Shares.
The securities held by the Fund may be traded in markets that close at a different time than the Exchange. Liquidity in those securities may be reduced after the applicable closing times. Accordingly, during the time when the Exchange is open but after the applicable market closing, fixing or settlement times, bid-ask spreads on the Exchange and the corresponding premium or discount to the Shares’ NAV may widen.
Authorized Participant Concentration Risk. Only an authorized participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of intermediaries that act as authorized participants and none of these authorized participants is or will be obligated to engage in creation or redemption transactions. To the extent that these intermediaries exit the business or are unable to or choose not to proceed with creation and/or redemption orders with respect to the Fund and no other authorized participant creates or redeems, Shares may trade at a discount to NAV and possibly face trading halts and/or delisting.
Cash Transactions Risk. Unlike certain ETFs, the Fund may effect creations and redemptions in cash or partially in cash. Therefore, it may be required to sell portfolio securities and subsequently recognize gains on such sales that the Fund might not have recognized if it were to distribute portfolio securities in-kind. As such, investments in Shares may be less tax-efficient than an investment in an ETF that distributes portfolio securities entirely in-kind.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.
You could lose money investing in the Fund.
April 6, 2023  |  15

JPMorgan BetaBuilders U.S. TIPS 0-5 Year ETF (continued)
The Fund’s Past Performance
The Fund has not commenced operations as of the date of this prospectus and therefore, has no reportable performance history. Once the Fund has operated for at least one calendar year, a bar chart and performance table will be included in the prospectus to show the performance of the Fund. When such information is included, this section will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance history from year to year and showing how the Fund’s average annual total returns compare with those of a broad measure of market performance. Although past performance of the Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Fund. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-844-457-6383 (844-4JPM ETF).
Management
J.P. Morgan Investment Management Inc. (the adviser)
Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser
Eric Isenberg	2023	Managing Director
Naveen Kumar	2023	Executive Director
Qiwei Zhu	2023	Executive Director
Jonathan Msika	2023	Executive Director
Alvaro Quiros	2023	Vice President
Purchase and Sale of Shares
Individual Shares of the Fund may only be purchased and sold in secondary market transactions through brokers or financial intermediaries. Shares of the Fund are listed for trading on the
Exchange, and because Shares trade at market prices rather than NAV, Shares of the Fund may trade at a price greater than NAV (premium) or less than NAV (discount). Certain affiliates of the Fund and the adviser may purchase and resell Shares pursuant to this prospectus.
An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares of the Fund (bid) and the lowest price a seller is willing to accept for Shares (ask) when buying or selling Shares in the secondary market (the bid-ask spread).
Recent information, including information about the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads (when available), is included on the Fund’s website at jpmorganfunds.com.
Tax Information
To the extent the Fund makes distributions, those distributions will be taxed as ordinary income or capital gains, except when your investment is in an IRA, 401(k) plan or other tax-advantaged investment plan, in which case you may be subject to federal income tax upon withdrawal from the tax-advantaged investment plan.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase Shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the adviser and its related companies may pay the financial intermediary for the sale of Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.
16  |  J.P. Morgan Exchange-Traded Funds

More About the Funds
Additional Information About the Funds’ Investment Strategies
Each Fund, using a “passive” or indexing investment approach, attempts to closely correspond to the performance of its respective Underlying Index. Each Underlying Index is a financial calculation based on a group of financial instruments that is not an investment product and cannot be purchased directly like the Fund. Unlike many actively-managed investment companies, each Fund does not seek to outperform the Underlying Index and does not seek temporary defensive positions when markets decline or appear overvalued.

Beta is a measure of the volatility of a security or a portfolio relative to a market benchmark. The term “BetaBuilders” in the Funds’ name conveys the intended outcome of providing investors with passive exposure and return that generally correspond to a market cap weighted benchmark. The Funds, along with other JPMorgan BetaBuilders Funds, can be used to help an investor build a portfolio of passive exposure to various markets.
Credit Quality. Certain Funds may invest all, or are required to invest a certain percentage, of their investments in investment grade securities or the unrated equivalent, while other Funds may invest all or a portion of their investments in below investment grade securities. Below investment grade securities are also called “high yield bonds”, “junk bonds” and “non-investment grade bonds.” These securities generally are rated in the fifth or lower rating categories (for example, the equivalent of BB+ or lower). These securities generally offer a higher yield than investment grade securities, but involve a higher degree of risk.
A security’s quality is determined at the time of purchase and securities that are rated investment grade or the unrated equivalent may be downgraded or decline in credit quality such that, subsequently, they would be deemed to be below investment grade. The adviser will consider such an event in determining whether a Fund should continue to hold the security and is not required to sell a security in the event of a downgrade. The Funds use the methodology described below to determine the credit quality of their investments.
For the Funds, investment grade securities are securities that have been determined to be investment grade (for example, the equivalent of BBB- or higher) based on ratings by the following nationally recognized statistical ratings organizations (NRSROs) - Moody’s Investors Service Inc., Standard & Poor’s Corporation or Fitch Ratings - and the following methodology. If all three of these NRSROs rate the security, the middle rating is used to determine whether the security is investment grade. If only two of the three NRSROs rate the security, the lower rating is used to determine whether the security is investment grade. If only one of the three NRSROs rates a security, that rating will be used to determine if the security is investment grade. If none of these NRSROs rate a security, the adviser must determine that it is of comparable quality to an investment grade security or a non-investment grade security, respectively, in order for such security to be treated as an investment grade or a noninvestment grade security, respectively.
JPMorgan BetaBuilders U.S. Treasury Bond 1-3 Year ETF
The Fund seeks investment results that closely correspond, before fees and expenses, to the performance of the Underlying Index, which measures the performance of U.S. dollar-denominated, fixed rate securities with minimum term to maturity greater than one year and less than or equal to three years. The Fund will invest at least 80% of its Assets in securities included in the Underlying Index. “Assets” means net assets, plus the amount of borrowing for investment purposes. ICE Data Indices, LLC is the Index Provider for the Underlying Index. The Underlying Index is a subset of the ICE U.S. Treasury Bond Index Series and primarily includes U.S. Treasury issued debt with the following excluded: Inflation-linked securities, Floating Rate Notes, Cash Management and Treasury Bills, and any government agency debt issued with or without a government guarantee. The dollar-weighted average maturity of the Underlying Index as of March 31, 2023 was 1.969 years. The Fund will typically maintain its average weighted maturity during normal market conditions.
The Fund, using a “passive” or indexing investment approach, attempts to closely correspond to the performance of the Underlying Index. Unlike many actively-managed funds, the Fund does not seek to outperform the Underlying Index and does not seek temporary defensive positions when markets decline or appear overvalued.
The Fund intends to utilize a “representative sampling” strategy whereby securities are chosen in order to attempt to approximate the investment characteristics of the constituent securities. Targeted investment characteristics of the collective portfolio include curve exposure and liquidity, and other fixed income specific attributes (such as yield, duration and maturity). Even when the Fund utilizes representative sampling, it must still invest at least 80% of its Assets in securities included in the Underlying Index. The Fund’s portfolio will be rebalanced monthly in accordance with the monthly rebalancing of the Underlying Index.
The Fund may also invest in shares of affiliated money market funds.
Additional Investment Strategies.
April 6, 2023  |  17

More About the Funds (continued)
In addition to purchasing the securities that are included in its Underlying Index or described above, the Fund may also utilize the following:
•
Derivatives, including treasury futures contracts and interest rate swaps, for the efficient management of cash flows, to hedge various investments, for risk management and to manage duration relative to the benchmark.
The frequency with which the Fund buys and sells securities will vary from year to year, depending on the composition of the Underlying Index.
The Fund has adopted a policy that requires the Fund to provide shareholders with at least 60 days’ notice prior to any change in its policy to invest at least 80% of its Assets in securities included in its Underlying Index. The Board of Trustees of the Trust may change the Fund’s investment strategies and other policies without shareholder approval, except as otherwise indicated.
JPMorgan BetaBuilders U.S. Treasury Bond 3-10 Year ETF
The Fund seeks investment results that closely correspond, before fees and expenses, to the performance of the Underlying Index, which measures the performance of U.S. dollar-denominated, fixed rate securities with minimum term to maturity greater than three years and less than or equal to ten years. The Fund will invest at least 80% of its Assets in securities included in the Underlying Index. “Assets” means net assets, plus the amount of borrowing for investment purposes. ICE Data Indices, LLC is the Index Provider for the Underlying Index. The Underlying Index is a subset of the ICE U.S. Treasury Bond Index Series and primarily includes U.S. Treasury issued debt with the following excluded: Inflation-linked securities, Floating Rate Notes, Cash Management and Treasury Bills, and any government agency debt issued with or without a government guarantee. The dollar-weighted average maturity of the Underlying Index as of March 31, 2023 was 5.642 years. The Fund will typically maintain its average weighted maturity during normal market conditions.
The Fund, using a “passive” or indexing investment approach, attempts to closely correspond to the performance of the Underlying Index. Unlike many actively-managed funds, the Fund does not seek to outperform the Underlying Index and does not seek temporary defensive positions when markets decline or appear overvalued.
The Fund intends to utilize a “representative sampling” strategy whereby securities are chosen in order to attempt to approximate the investment characteristics of the constituent securities. Targeted investment characteristics of the collective portfolio include curve exposure and liquidity, and other fixed income specific attributes (such as yield, duration and maturity). Even when the Fund utilizes representative sampling, it must still invest at least 80% of its Assets in securities included in the Underlying Index. The Fund’s portfolio will be rebalanced monthly in accordance with the monthly rebalancing of the Underlying Index.
The Fund may also invest in shares of affiliated money market funds.
Additional Investment Strategies.
In addition to purchasing the securities that are included in its Underlying Index or described above, the Fund may also utilize the following:
•
Derivatives, including treasury futures contracts and interest rate swaps, for the efficient management of cash flows, to hedge various investments, for risk management and to manage duration relative to the benchmark.
The frequency with which the Fund buys and sells securities will vary from year to year, depending on the composition of the Underlying Index.
The Fund has adopted a policy that requires the Fund to provide shareholders with at least 60 days’ notice prior to any change in its policy to invest at least 80% of its Assets in securities included in its Underlying Index. The Board of Trustees of the Trust may change the Fund’s investment strategies and other policies without shareholder approval, except as otherwise indicated.
JPMorgan BetaBuilders U.S. Treasury Bond 20+ Year ETF
The Fund seeks investment results that closely correspond, before fees and expenses, to the performance of the Underlying Index, which measures the performance of U.S. dollar-denominated, fixed rate securities with minimum term to maturity greater than twenty years. The Fund will invest at least 80% of its Assets in securities included in the Underlying Index. “Assets” means net assets, plus the amount of borrowing for investment purposes. ICE Data Indices, LLC is the Index Provider for the Underlying Index. The Underlying Index is a subset of the ICE U.S. Treasury Bond Index Series and primarily includes U.S. Treasury issued debt with the following excluded: Inflation-linked securities, Floating Rate Notes, Cash Management and Treasury Bills, and any government agency debt issued with or without a government guarantee. The dollar-weighted average maturity of the Underlying Index as of March 31, 2023 was 25.955 years. The Fund will typically maintain its average weighted maturity during normal market conditions.
18  |  J.P. Morgan Exchange-Traded Funds

The Fund, using a “passive” or indexing investment approach, attempts to closely correspond to the performance of the Underlying Index. Unlike many actively-managed funds, the Fund does not seek to outperform the Underlying Index and does not seek temporary defensive positions when markets decline or appear overvalued.
The Fund intends to utilize a “representative sampling” strategy whereby securities are chosen in order to attempt to approximate the investment characteristics of the constituent securities. Targeted investment characteristics of the collective portfolio include curve exposure and liquidity, and other fixed income specific attributes (such as yield, duration and maturity). Even when the Fund utilizes representative sampling, it must still invest at least 80% of its Assets in securities included in the Underlying Index. The Fund’s portfolio will be rebalanced monthly in accordance with the monthly rebalancing of the Underlying Index.
The Fund may also invest in shares of affiliated money market funds.
Additional Investment Strategies.
In addition to purchasing the securities that are included in its Underlying Index or described above, the Fund may also utilize the following:
•
Derivatives, including treasury futures contracts and interest rate swaps, for the efficient management of cash flows, to hedge various investments, for risk management and to manage duration relative to the benchmark.
The frequency with which the Fund buys and sells securities will vary from year to year, depending on the composition of the Underlying Index.
The Fund has adopted a policy that requires the Fund to provide shareholders with at least 60 days’ notice prior to any change in its policy to invest at least 80% of its Assets in securities included in its Underlying Index. The Board of Trustees of the Trust may change the Fund’s investment strategies and other policies without shareholder approval, except as otherwise indicated.
JPMorgan BetaBuilders U.S. TIPS 0-5 Year ETF
The Fund seeks investment results that closely correspond, before fees and expenses, to the performance of the Underlying Index, tracks the performance of US dollar denominated sovereign debt publicly issued by the US government in its domestic market with interest and principal payments tied to inflation (commonly known as TIPS), with a remaining term to final maturity of less than or equal to give years. The Fund will invest at least 80% of its Assets in securities included in the Underlying Index. “Assets” means net assets, plus the amount of borrowing for investment purposes. ICE Data Indices, LLC is the Index Provider for the Underlying Index. The Underlying Index primarily includes public obligations of the U.S. Treasury that are inflation protected, with the following excluded: original issue zero coupon securities, agency debt with or without a US government guarantee and securities issued or marketed primarily to retail investors, and the separate trading of registered interest and principal of securities (STRIPs). However, the amounts outstanding of qualifying coupon securities are not reduced by any portions that have been stripped. The dollar-weighted average maturity of the Underlying Index as of March 31, 2023 was 2.509 years. The Fund will typically maintain its average weighted maturity during normal market conditions.
The Fund, using a “passive” or indexing investment approach, attempts to closely correspond to the performance of the Underlying Index. Unlike many actively-managed funds, the Fund does not seek to outperform the Underlying Index and does not seek temporary defensive positions when markets decline or appear overvalued.
The Fund intends to utilize a “representative sampling” strategy whereby securities are chosen in order to attempt to approximate the investment characteristics of the constituent securities. Targeted investment characteristics of the collective portfolio include curve exposure and liquidity, and other fixed income specific attributes (such as yield, duration and maturity). Even when the Fund utilizes representative sampling, it must still invest at least 80% of its Assets in securities included in the Underlying Index. The Fund’s portfolio will be rebalanced monthly in accordance with the monthly rebalancing of the Underlying Index.
The Fund may also invest in shares of affiliated money market funds.
Additional Investment Strategies.
In addition to purchasing the securities that are included in its Underlying Index or described above, the Fund may also utilize the following:
•
Derivatives, including treasury futures contracts and interest rate swaps, for the efficient management of cash flows, to hedge various investments, for risk management and to manage duration relative to the benchmark.
The frequency with which the Fund buys and sells securities will vary from year to year, depending on the composition of the Underlying Index.
April 6, 2023  |  19

More About the Funds (continued)
The Fund has adopted a policy that requires the Fund to provide shareholders with at least 60 days’ notice prior to any change in its policy to invest at least 80% of its Assets in securities included in its Underlying Index. The Board of Trustees of the Trust may change the Fund’s investment strategies and other policies without shareholder approval, except as otherwise indicated.
NON-FUNDAMENTAL INVESTMENT OBJECTIVES
An investment objective is fundamental if it cannot be changed without the consent of a majority of the outstanding Shares of each
Fund. Each Fund’s investment objective is not fundamental and may be changed without the consent of a majority of the outstanding
Shares of the Fund.

Securities Lending. Each Fund may engage in securities lending to increase its income. Securities lending involves the lending of securities owned by a Fund to financial institutions such as certain broker-dealers in exchange for cash collateral. A Fund will invest cash collateral in one or more money market funds advised by the adviser or its affiliates. The adviser or its affiliates will receive additional compensation from the affiliated money market funds on a Fund’s investment in such money market funds. During the term of the loan, each Fund is entitled to receive amounts equivalent to distributions paid on the loaned securities as well as the return on the cash collateral investments. Upon termination of the loan, each Fund is required to return the cash collateral to the borrower plus any agreed upon rebate. Cash collateral investments will be subject to market depreciation or appreciation, and a Fund will be responsible for any loss that might result from its investment of cash collateral. If the adviser determines to make securities loans, the value of the securities loaned may not exceed 33 1∕3% of the value of total assets of a Fund. Loan collateral (including any investment of that collateral) is not subject to the percentage limitations regarding a Fund’s investments described elsewhere in this prospectus. Securities lending is not a principal strategy of a Fund.
The Funds also may use other non-principal strategies that are not described herein, but which are described in “Investment Practices” later in the prospectus and/or in the Statement of Additional Information.
Investment Risks
There can be no assurance that each Fund will achieve its investment objective.
The main risks associated with investing in each Fund are summarized in the “Risk/Return Summary” at the front of this prospectus. In addition to each Fund’s main risks, each Fund may be subject to additional risks in connection with investments and strategies used by each Fund from time to time. The table below identifies main risks and some of the additional risks for each Fund.
Each Fund is subject to management risk and may not achieve its objective if the adviser’s expectations regarding particular instruments or markets are not met.

An investment in a Fund or any other fund may not provide a complete investment program. The suitability of an investment in a Fund should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if a Fund is suitable for you.
The Funds are subject to the main risks designated as such in the table below, any of which may adversely affect a Fund’s net asset value (NAV), market price, performance and ability to meet its investment objective. Each Fund may also be subject to additional risks that are noted in the table below, as well as those that are not described herein but which are described in the Statement of Additional Information.
20  |  J.P. Morgan Exchange-Traded Funds

	BetaBuilders U.S. Treasury Bond 1-3 Year ETF	BetaBuilders U.S. Treasury Bond 3-10 Year ETF	BetaBuilders U.S. Treasury Bond 20+ Year ETF	BetaBuilders U.S. TIPS 0-5 Year ETF
Authorized Participant Concentration Risk	•	•	•	•
Cash Transactions Risk	•	•	•	•
Credit Risk	•	•	•	•
Cyber Security Risk	○	○	○	○
Derivatives Risk	○	○	○	○
ETF Shares Trading Risk	•	•	•	•
General Market Risk	•	•	•	•
Geographic Focus Risk	•	•	•	•
Government Securities Risk	•	•	•	•
Index Related Risk	•	•	•	•
Inflation-Protected Securities Risk				•
Interest Rate Risk	•	•	•	•
Market Trading Risk	•	•	•	•
New Fund Risk	○	○	○	○
Passive Management Risk	•	•	•	•
Regulatory and Legal Risk	○	○	○	○
Sampling Risk	•	•	•	•
Securities Lending Risk	○	○	○	○
Transactions and Liquidity Risk	○	○	○	○
Volcker Rule Risk	○	○	○	○
•
Main Risks
○
Additional Risks
Interest Rate Risk. Each Fund invest in debt securities that change in value based on changes in interest rates. If rates increase, the value of these investments generally declines. On the other hand, if rates fall, the value of these investments generally increases. Your investment will decline in value if the value of these investments decreases. Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value. The Funds may invest in variable and floating rate securities. Although these instruments are generally less sensitive to interest rate changes than fixed rate instruments, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly or as much as general interest rates. Many factors can cause interest rates to rise. Some examples include central bank monetary policy, rising inflation rates and general economic conditions. The Funds may face a heightened level of interest rate risk due to certain changes or uncertainty in monetary policy.
April 6, 2023  |  21

More About the Funds (continued)
Debt market conditions are highly unpredictable and some parts of the market are subject to dislocations. Beginning in March 2022, the Federal Reserve Board began increasing interest rates and has signaled the possibility of further increases. It is difficult to accurately predict the pace at which the Federal Reserve Board will increase interest rates any further, or the timing, frequency or magnitude of any such increases, and the evaluation of macro-economic and other conditions could cause a change in approach in the future. Any such changes could be sudden and could expose debt markets to significant volatility and reduced liquidity for Fund investments.
General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Underlying Index or in a Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of a Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics.
For example, the outbreak of COVID-19 has negatively affected economies, markets and individual companies throughout the world, including those in which a Fund invests. The effects of this pandemic to public health and business and market conditions, including, among other things, reduced consumer demand and economic output, supply chain disruptions and increased government spending, may continue to have a significant negative impact on the performance of a Fund’s investments, increase a Fund’s volatility, negatively impact a Fund’s arbitrage and pricing mechanisms, exacerbate pre-existing political, social and economic risks to a Fund, and negatively impact broad segments of businesses and populations. In addition, governments, their regulatory agencies, or self-regulatory organizations have taken or may take actions in response to the pandemic that affect the instruments in which a Fund invests, or the issuers of such instruments, in ways that could have a significant negative impact on a Fund’s investment performance. The duration and extent of COVID-19 and associated economic and market conditions and uncertainty over the long-term cannot be reasonably estimated at this time. The ultimate impact of COVID-19 and the extent to which the associated conditions impact a Fund will also depend on future developments, which are highly uncertain, difficult to accurately predict and subject to frequent changes.
Index Related Risk. A Fund’s return may not track the return of its Underlying Index for a number of reasons and therefore may not achieve its investment objective. For example, a Fund incurs a number of operating expenses not applicable to its Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing a Fund’s securities holdings to reflect changes in the composition of the Underlying Index. These transaction costs may be higher for a Fund investing in foreign securities. In addition, a Fund’s return may differ from the return of its Underlying Index as a result of, among other things, pricing differences (including differences between a security’s price at the local market close and a Fund’s valuation of a security at the time of calculation of a Fund’s NAV) and the inability to purchase certain securities included in the Underlying Index due to regulatory or other restrictions.
In addition, when a Fund uses a representative sampling approach, a Fund may not be as well correlated with the return of its Underlying Index as when a Fund purchases all of the securities in the Underlying Index in the proportions in which they are represented in the Underlying Index.
Corporate actions affecting securities held by a Fund (such as mergers and spin-offs) or a Fund’s ability to purchase round lots of the securities may also cause a deviation between the performance of a Fund and its Underlying Index.
Neither a Fund, the adviser nor the Index Provider guarantee the accuracy, availability or timeliness of the production of the Index. The Index Provider may utilize third party data in constructing each Index, but it does not guarantee the quality, accuracy or availability of such third party data. Errors in the construction or calculation of the Underlying Index may occur from time to time. Any such errors may not be identified and corrected for some period of time, which may negatively impact a Fund and its shareholders. For example, during a period when the Underlying Index contains inaccurate constituents, a Fund would have market exposure to such constituents and would be underexposed to the Underlying Index’s other constituents.
Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance, which could cause an Underlying Index to vary from its normal or expected composition. The postponement of a scheduled rebalance in a time of market volatility could mean that constituents that would otherwise be removed at rebalance due to changes in market capitalizations or other reasons may remain, causing the performance and constituents of the Underlying Index to vary from those expected under normal conditions and potentially increasing transaction costs to a Fund. Apart from scheduled rebalances, the Index Provider or its agents may carry out additional ad hoc rebalances to the Underlying Index in order, for example, to correct an error in the selection of index constituents. When an Underlying Index is rebalanced and a Fund in turn rebalances its portfolio to attempt to increase the correlation between
22  |  J.P. Morgan Exchange-Traded Funds

the Fund’s portfolio and its Underlying Index, any transaction costs and market exposure arising from such portfolio rebalancing may be borne directly by the Fund and its shareholders. Therefore, errors and additional ad hoc rebalances carried out by the Index Provider or its agents to the Underlying Index may increase the costs to and the tracking error risk of the Fund.
It is also possible that the composition of a Fund may not exactly replicate the composition of its Underlying Index if the Fund has to adjust its portfolio holdings in order to continue to qualify as a “regulated investment company” under the U.S. Internal Revenue Code of 1986, as amended (the Internal Revenue Code).
The risk that a Fund may not track the performance of the Underlying Index may be heightened during times of increased market volatility or other unusual market conditions.
Passive Management Risk. Unlike many investment companies, a Fund’s is not “actively” managed. As a result, it would not generally sell a security because the security’s issuer was in financial trouble unless that security is removed from the Underlying Index. As a result, a Fund’s performance could be lower than funds that may actively shift their portfolio assets to take advantage of market opportunities or lessen the impact of a market decline or a decline in the value of one or more issuers. A Fund will not take defensive positions under any market conditions, including in declining markets.
Sampling Risk. To the extent a Fund uses a representative sampling approach, it will hold a smaller number of securities than are in the Underlying Index. As a result, an adverse development respecting an issuer of securities held by a Fund could result in a greater decline in a Fund’s NAV than would be the case if a Fund held all of the securities in the Underlying Index. Conversely, a positive development relating to an issuer of securities in the Underlying Index that is not held by a Fund could cause a Fund to underperform the Underlying Index. To the extent the assets in a Fund are smaller, these risks may be greater.
Credit Risk. There is a risk that issuers and/or counterparties will not make payments on securities, repurchase agreements or other investments held by a Fund. The risk of defaults across issuers and/or counterparties increases in adverse market and economic conditions, including the conditions resulting from the COVID-19 pandemic. Such defaults could result in losses to a Fund. In addition, the credit quality of securities held by a Fund may be lowered if an issuer’s or counterparty’s financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and in shares of a Fund. Lower credit quality also may affect liquidity and make it difficult for the Fund to sell the security. The Funds may invest in securities that are rated in the lowest investment grade category. Such securities also are considered to have speculative characteristics similar to high yield securities, and issuers or counterparties of such securities are more vulnerable to changes in economic conditions than issuers or counterparties of higher grade securities. Prices of the Funds’ investments may be adversely affected if any of the issuers or counterparties it is invested in are subject to an actual or perceived deterioration in their credit quality. Credit spreads may increase, which may reduce the market values of the Funds’ securities. Credit spread risk is the risk that economic and market conditions or any actual or perceived credit deterioration may lead to an increase in the credit spreads (i.e., the difference in yield between two securities of similar maturity but different credit quality) and a decline in price of the issuer’s securities.
Geographic Focus Risk. A Fund may focus its investments in one or more regions or small groups of countries. As a result, the Fund’s performance may be subject to greater volatility than a more geographically diversified fund.
Government Securities Risk. U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities, such as those issued or guaranteed by the U.S. Treasury, that are backed by the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity and the market prices for such securities will fluctuate. Notwithstanding that these securities are backed by the full faith and credit of the United States, circumstances could arise that would prevent the payment of interest or principal. This would result in losses to the Fund.
Market Trading Risk
Risk that Shares of a Fund May Trade at Prices Other Than NAV. Shares of a Fund may trade on the Exchange at prices above, below or at their most recent NAV. The NAV of a Fund’s Shares, which is calculated at the end of each business day, will generally fluctuate with changes in the market value of that Fund’s holdings. The market prices of the Shares will also fluctuate, in some cases materially, in accordance with changes in NAV and the intraday value of a Fund’s holdings, as well as the relative supply of and demand for the Shares on the Exchange. Differences between secondary market prices of Shares and the intraday value of a Fund’s holdings may be due largely to supply and demand forces in the secondary market, which may not be the same forces as those influencing prices for securities held by the Fund at a particular time.
Given the fact that Shares can be created and redeemed by authorized participants in Creation Units, the adviser believes that large discounts or premiums to the NAV of Shares should not be sustained in the long-term. While the creation/ redemption feature is designed to make it likely that Shares normally will trade close to the value of a Fund’s holdings, market prices are not expected to correlate exactly to a Fund’s NAV due to timing reasons, supply and demand imbalances and other factors. In addition, disruptions to creations and redemptions, adverse developments impacting market makers, authorized participants or other market participants,
April 6, 2023  |  23

More About the Funds (continued)
or high market volatility may result in market prices for Shares of the Fund that differ significantly from its NAV or to the intraday value of the Fund’s holdings. As a result of these factors, among others, a Fund’s Shares may trade at a premium or discount to NAV, especially during periods of significant market volatility.
Given the nature of the relevant markets for certain of the securities for the Fund, Shares may trade at a larger premium or discount to NAV than shares of other kinds of ETFs. In addition, the securities held by such Funds may be traded in markets that close at a different time than the Exchange. Liquidity in those securities may be reduced after the applicable closing times. Accordingly, during the time when the Exchange is open but after the applicable market closing, fixing or settlement times, bid/ask spreads and the resulting premium or discount to the Shares’ net asset value may widen.
Cost of Buying or Selling Shares. When you buy or sell Shares of a Fund through a broker, you will likely incur a brokerage commission or other charges imposed by brokers. In addition, the market price of Shares, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the market makers or other participants that trade the particular security. The spread of a Fund’s Shares varies over time based on the Fund’s trading volume and market liquidity and may increase if the Fund’s trading volume, the spread of the Fund’s underlying securities, or market liquidity decrease. In times of severe market disruption, including when trading of a Fund’s holdings may be halted, the bid-ask spread may increase significantly. This means that Shares may trade at a discount to a Fund’s NAV, and the discount is likely to be greatest during significant market volatility.
Short Selling Risk. Shares of the Fund, similar to shares of other issuers listed on a stock exchange, may be sold short and are therefore subject to the risk of increased volatility and price decreases associated with being sold short.
No Guarantee of Active Trading Market Risk. While Shares are listed on the Exchange, there can be no assurance that active trading markets for the Shares will be maintained by market makers or by authorized participants. JPMorgan Distribution Services, Inc., the distributor of a Fund’s Shares (the Distributor), does not maintain a secondary market in the Shares.
Trading Issues Risk. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. If a trading halt or unanticipated early closing of the Exchange occurs, a shareholder may be unable to purchase or sell Shares of a Fund.
There can be no assurance that the requirements of the Exchange necessary to maintain the listing of a Fund will continue to be met or will remain unchanged.
Authorized Participant Concentration Risk. Only an authorized participant may engage in creation or redemption transactions directly with a Fund. Each Fund has a limited number of intermediaries that act as authorized participants and none of these authorized participants is or will be obligated to engage in creation or redemption transactions. To the extent that these intermediaries exit the business or are unable to or choose not to proceed with creation and/or redemption orders with respect to a Fund and no other authorized participant creates or redeems, Shares may trade at a discount to NAV and possibly face trading halts and/or delisting.
Cash Transactions Risk. Unlike certain ETFs, a Fund may effect its creations and redemptions in cash or partially in cash. As a result, an investment in a Fund may be less tax-efficient than an investment in such ETFs. Other ETFs generally are able to make in-kind redemptions and avoid realizing gains in connection with transactions designed to raise cash to meet redemption requests. If a Fund effects a portion of redemptions for cash, it may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds, which also involves transaction costs. If a Fund recognizes gain on these sales, this generally will cause a Fund to recognize gain it might not otherwise have recognized if it were to distribute portfolio securities in-kind, or to recognize such gain sooner than would otherwise be required. A Fund generally intends to distribute these gains to shareholders to avoid being taxed on this gain at a Fund level and otherwise comply with the special tax rules that apply to it. This strategy may cause shareholders to be subject to tax on gains they would not otherwise be subject to, or at an earlier date than, if they had made an investment in a different ETF.
Inflation-Protected Securities Risk. Inflation-linked debt securities are subject to the effects of changes in market interest rates caused by factors other than inflation (real interest rates). In general, the price of an inflation-linked security tends to decline when real interest rates increase. Unlike conventional bonds, the principal and interest payments of inflation-protected securities such as TIPS are adjusted periodically to a specified rate of inflation (e.g., CPI-U). There can be no assurance that the inflation index used will accurately measure the actual rate of inflation. These securities may lose value in the event that the actual rate of inflation is different than the rate of the inflation index.
ETF Shares Trading Risk. Shares are listed for trading on the NYSE Arca, Inc. (the Exchange) and are bought and sold in the secondary market at market prices. The market prices of Shares are expected to fluctuate, in some cases materially, in response to changes in a Fund’s NAV, the intraday value of the Fund’s holdings and supply and demand for Shares. The adviser cannot predict whether Shares will trade above, below or at their NAV. Disruptions to creations and redemptions, the existence of significant market volatility
24  |  J.P. Morgan Exchange-Traded Funds

or potential lack of an active trading market for the Shares (including through a trading halt), as well as other factors, may result in the Shares trading significantly above (at a premium) or below (at a discount) to NAV or to the intraday value of a Fund’s holdings. During such periods, you may incur significant losses if you sell your Shares.
The securities held by a Fund may be traded in markets that close at a different time than the Exchange. Liquidity in those securities may be reduced after the applicable closing times. Accordingly, during the time when the Exchange is open but after the applicable market closing, fixing or settlement times, bid-ask spreads on the Exchange and the corresponding premium or discount to the Shares’ NAV may widen.
Derivatives Risk. A Fund may use derivatives in connection with its investment strategies. Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed a Fund’s original investment. Derivatives are subject to the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index. The use of derivatives may not be successful, resulting in losses to a Fund and the cost of such strategies may reduce a Fund’s returns. Certain derivatives also expose a Fund to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations), including credit risk of the derivative counterparty. Certain derivatives are synthetic instruments that attempt to replicate the performance of certain reference assets. With regard to such derivatives, a Fund does not have a claim on the reference assets and is subject to enhanced counterparty risk. In addition, a Fund may use derivatives for non-hedging purposes, which increases that Fund’s potential for loss.
Investing in derivatives will result in a form of leverage. Leverage involves special risks. A Fund may be more volatile than if a Fund had not been leveraged because leverage tends to exaggerate any effect on the value of a Fund’s portfolio securities. A Fund cannot assure you that the use of leverage will result in a higher return on your investment, and using leverage could result in a net loss on your investment. Registered investment companies are limited in their ability to engage in derivative transactions.
The possible lack of a liquid secondary market for derivatives and the resulting inability of a Fund to sell or otherwise close a derivatives position could expose a Fund to losses and could make derivatives more difficult for a Fund to value accurately.
Certain of a Fund’s transactions in futures contracts, swaps, foreign currency derivatives and other derivatives could also affect the amount, timing and character of distributions to shareholders which may result in a Fund realizing more short-term capital gain and ordinary income subject to tax at ordinary income tax rates than it would if it did not engage in such transactions, which may adversely impact a Fund’s after-tax return. Derivatives may not perform as expected, so a Fund may not realize the intended benefits. When used for hedging, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. In addition, given their complexity, derivatives expose a Fund to risks of mispricing or improper valuations.
In addition to the risks associated with derivatives in general, a Fund will also be subject to risks related to swap agreements. Because swap agreements are not exchange-traded, but are private contracts into which a Fund and a swap counterparty enter as principals, a Fund may experience a loss or delay in recovering assets if the counterparty defaults on its obligations.
WHAT IS A DERIVATIVE?
Derivatives are securities or contracts (for example, futures and options) that derive their value from the performance of underlying assets or securities.
Securities Lending Risk. Each Fund may engage in securities lending. Securities lending involves counterparty risk, including the risk that the loaned securities may not be returned or returned in a timely manner and/or a loss of rights in the collateral if the borrower or the lending agent defaults. This risk is increased when a Fund’s loans are concentrated with a single or limited number of borrowers. In addition, a Fund bears the risk of loss in connection with its investments of the cash collateral it receives from the borrower. To the extent that the value or return of a Fund’s investments of the cash collateral declines below the amount owed to a borrower, a Fund may incur losses that exceed the amount it earned on lending the security. In situations where the adviser does not believe that it is prudent to sell the cash collateral investments in the market, a Fund may borrow money to repay the borrower the amount of cash collateral owed to the borrower upon return of the loaned securities. This will result in financial leverage, which may cause a Fund to be more volatile because financial leverage tends to exaggerate the effect of any increase or decrease in the value of a Fund’s portfolio securities.
Transactions and Liquidity Risk. A Fund could experience a loss when selling securities to meet redemption requests and its liquidity may be negatively impacted. The risk of loss increases if the redemption requests are large or frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities a Fund wishes to, or is required to, sell are illiquid. To the extent a large proportion of Shares are held by a small number of shareholders (or a single shareholder) including funds or accounts over which the adviser or its affiliates have investment discretion, a Fund is subject to the risk that these shareholders will purchase or redeem Shares in large amounts rapidly or unexpectedly, including as a result of an asset allocation decision made by
April 6, 2023  |  25

More About the Funds (continued)
the adviser or its affiliates. To the extent these larger shareholders transact in the secondary market, such transactions may account for a large percentage of a Fund’s trading volume on the Exchange, which may have a material effect (upward or downward) on the market price of Shares. In addition to the other risks described in this section, these transactions could adversely affect the ability of a Fund to conduct its investment program. A Fund may be unable to sell illiquid securities at its desired time or price or the price at which the securities have been valued for purposes of a Fund’s NAV. Illiquidity can be caused by a drop in overall market trading volume, an inability to find a ready buyer, or legal restrictions on the securities’ resale. Other market participants may be attempting to sell debt securities at the same time as a Fund, causing downward pricing pressure and contributing to illiquidity. The capacity for bond dealers to engage in trading or “make a market” in debt securities has not kept pace with the growth of bond markets. Liquidity and valuation risk may be magnified in a rising interest rate environment, when credit quality is deteriorating or in other circumstances where investor redemptions from fixed income funds may be higher than normal. Certain securities that were liquid when purchased may later become illiquid, particularly in times of overall economic distress. Similarly, large purchases of Shares may adversely affect a Fund’s performance to the extent that a Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. Large redemptions also could accelerate the realization of capital gains, increase a Fund’s transaction costs and impact a Fund’s performance. To the extent redemptions are effected in cash, an investment in a Fund may be less tax-efficient than an investment in an ETF that distributes portfolio securities entirely in-kind.
Cyber Security Risk. As the use of technology has become more prevalent in the course of business, the Funds have become more susceptible to operational and financial risks associated with cyber security, including: theft, loss, misuse, improper release, corruption and destruction of, or unauthorized access to, confidential or highly restricted data relating to a Fund and its shareholders; and compromises or failures to systems, networks, devices and applications relating to the operations of a Fund and its service providers. Cyber security risks may result in financial losses to a Fund and its shareholders; the inability of a Fund to transact business with its shareholders; delays or mistakes in the calculation of a Fund’s NAV or other materials provided to shareholders; the inability to process transactions with shareholders or other parties; violations of privacy and other laws; regulatory fines, penalties and reputational damage; and compliance and remediation costs, legal fees and other expenses. A Fund’s service providers (including, but not limited to, the adviser, any sub-advisers, administrator, transfer agent, and custodian or their agents), financial intermediaries, companies in which a Fund invests and parties with which a Fund engages in portfolio or other transactions also may be adversely impacted by cyber security risks in their own businesses, which could result in losses to a Fund or its shareholders. While measures have been developed which are designed to reduce the risks associated with cyber security, there is no guarantee that those measures will be effective, particularly since the Funds do not directly control the cyber security defenses or plans of their service providers, financial intermediaries and companies in which they invest or with which they do business.
Regulatory and Legal Risk. U.S. and non-U.S. governmental agencies and other regulators regularly implement additional regulations and legislators pass new laws that affect the investments held by a Fund, the strategies used by a Fund or the level of regulation or taxation applying to a Fund (such as regulations related to investments in derivatives and other transactions). These regulations and laws may adversely impact the investment strategies, performance, costs and operations of a Fund or taxation of shareholders.
Volcker Rule Risk. Pursuant to Section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act and certain rules promulgated thereunder known as the Volcker Rule, if the adviser and/or its affiliates own 25% or more of the outstanding ownership interests of a Fund after the permitted seeding period from the implementation of a Fund’s investment strategy, a Fund could be subject to restrictions on trading that would adversely impact a Fund’s ability to execute its investment strategy. Generally, the permitted seeding period is three years from the implementation of the Fund’s investment strategy. As a result, the adviser and/or its affiliates may be required to reduce their ownership interests in a Fund at a time that is sooner than would otherwise be desirable, which may result in a Fund’s liquidation or, if a Fund is able to continue operating, may result in losses, increased transaction costs and adverse tax consequences as a result of the sale of portfolio securities.
New Fund Risk. A Fund is new with no operating history. As a result, prospective investors have no track record or history on which to base their investment decisions. In addition, until a Fund achieves a certain size, the performance of certain of its investments may disproportionately impact the performance of a Fund, which may be subject to heightened volatility. As a new fund, a Fund also may be subject to a “ramp-up” period during which it may not be fully invested or able to meet its investment objective or investment policies. In addition, there can be no assurance that a Fund will grow to or maintain an economically viable size.
For more information about risks associated with the types of investments that a Fund purchases, please read the “Risk/ Return Summary” and the “Investment Practices” sections later in the prospectus and the Statement of Additional Information.
Conflicts of Interest
An investment in a Fund is subject to a number of actual or potential conflicts of interest. For example, the Adviser and/or its affiliates provide a variety of different services to a Fund, for which the Fund compensates them. As a result, the Adviser and/or its affiliates have an incentive to enter into arrangements with a Fund, and face conflicts of interest when balancing that incentive against
26  |  J.P. Morgan Exchange-Traded Funds

the best interests of a Fund. The Adviser and/or its affiliates also face conflicts of interest in their service as investment adviser to other clients, and, from time to time, make investment decisions that differ from and/or negatively impact those made by the Adviser on behalf of a Fund. In addition, affiliates of the Adviser provide a broad range of services and products to their clients and are major participants in the global currency, equity, commodity, fixed income and other markets in which a Fund invests or will invest. In certain circumstances by providing services and products to their clients, these affiliates’ activities will disadvantage or restrict the Funds and/or benefit these affiliates. The Adviser may also acquire material non-public information which would negatively affect the Adviser’s ability to transact in securities for a Fund. JPMorgan and the Funds have adopted policies and procedures reasonably designed to appropriately prevent, limit or mitigate conflicts of interest. In addition, many of the activities that create these conflicts of interest are limited and/or prohibited by law, unless an exception is available. For more information about conflicts of interest, see the Potential Conflicts of Interest section in the Statement of Additional Information.
Index Construction
•
JPMorgan BetaBuilders U.S. Treasury Bond 1-3 Year ETF
ICE U.S. Treasury 1-3 Year Bond Index
The Fund seeks investment results that closely correspond, before fees and expenses, to the performance of the Underlying Index, which measures the performance of U.S. dollar-denominated, fixed rate securities with minimum term to maturity greater than one year and less than or equal to three years. The Underlying Index includes U.S. Treasury issued debt with the following excluded: Inflation-linked securities, Floating Rate Notes, Cash Management and Treasury Bills, and any government agency debt issued with or without a government guarantee.
The Underlying Index is rebalanced monthly on the last business day of the month to reflect changes in the underlying investable universe. This includes a review of remaining years to maturity and amount outstanding for every issue included in the Underlying Index.
An Index Provider may delay or change a scheduled rebalancing or reconstitution of an Index or the implementation of certain rules at its sole discretion.
•
JPMorgan BetaBuilders U.S. Treasury Bond 3-10 Year ETF
ICE U.S. Treasury 3-10 Year Bond Index
The Fund seeks investment results that closely correspond, before fees and expenses, to the performance of the Underlying Index, which measures the performance of U.S. dollar-denominated, fixed rate securities with minimum term to maturity greater than three years and less than or equal to ten years. The Underlying Index includes U.S. Treasury issued debt with the following excluded: Inflation-linked securities, Floating Rate Notes, Cash Management and Treasury Bills, and any government agency debt issued with or without a government guarantee.
The Underlying Index is rebalanced monthly on the last business day of the month to reflect changes in the underlying investable universe. This includes a review of remaining years to maturity and amount outstanding for every issue included in the Underlying Index.
An Index Provider may delay or change a scheduled rebalancing or reconstitution of an Index or the implementation of certain rules at its sole discretion.
•
JPMorgan BetaBuilders U.S. Treasury Bond 20+ Year ETF
ICE U.S. Treasury 20+ Year Bond Index
The Fund seeks investment results that closely correspond, before fees and expenses, to the performance of the Underlying Index, which measures the performance of U.S. dollar-denominated, fixed rate securities with minimum term to maturity greater than twenty years. The Underlying Index includes U.S. Treasury issued debt with the following excluded: Inflation-linked securities, Floating Rate Notes, Cash Management and Treasury Bills, and any government agency debt issued with or without a government guarantee.
The Underlying Index is rebalanced monthly on the last business day of the month to reflect changes in the underlying investable universe. This includes a review of remaining years to maturity and amount outstanding for every issue included in the Underlying Index.
An Index Provider may delay or change a scheduled rebalancing or reconstitution of an Index or the implementation of certain rules at its sole discretion.
•
JPMorgan BetaBuilders U.S. TIPS 0-5 Year ETF
April 6, 2023  |  27

More About the Funds (continued)
ICE 0-5 Year US Inflation-Linked Treasury Index
The Fund seeks investment results that closely correspond, before fees and expenses, to the performance of the Underlying Index, which tracks the performance of US dollar denominated sovereign debt publicly issued by the US government in its domestic market with interest and principal payments tied to inflation. Qualifying securities must have less than or equal to five yours remaining term to final maturity as of the rebalancing date, a fixed coupon schedule and an adjusted amount outstanding of at least $300 million. The amount outstanding for all qualifying securities is adjusted to reduce by the amounts held by the Federal Reserve's SOMA account. Original issue zero coupon securities and STRIPs are excluded from the Index; however, the amounts outstanding of qualifying coupon securities are not reduced by any portions that have been stripped. Agency debt with or without US government guarantee and securities issued or marketed primarily to retail investors do not qualify for inclusion in the index.
The Underlying Index is rebalanced monthly on the last business day of the month to reflect changes in the underlying investable universe. This includes a review of remaining years to maturity and amount outstanding for every issue included in the Underlying Index.
An Index Provider may delay or change a scheduled rebalancing or reconstitution of an Index or the implementation of certain rules at its sole discretion.
INDEX PROVIDER Description and Disclaimer
ICE Data Indices, LLC (ICE Data), is used with permission. “ICE®” is a service/trade mark of ICE Data or its affiliates and has been licensed, along with the ICE U.S. Treasury 1-3 Year Bond Index, ICE U.S. Treasury 3-10 Year Bond Index, the ICE U.S. Treasury 20+ Year Bond Index, and the ICE 0-5 Year US Inflation-Linked Treasury Index (each an Index) for use by JPMIM in connection with the Funds (each a Product). Neither JPMIM, J.P. Morgan Exchange-Traded Fund Trust (the Trust) nor the Product, as applicable, is sponsored, endorsed, sold or promoted by ICE Data, its affiliates or its Third Party Suppliers (ICE Data and its Suppliers). ICE Data and its Suppliers make no representations or warranties regarding the advisability of investing in securities generally, in the Product particularly, the Trust or the ability of the Index to track general stock market performance. ICE Data’s only relationship to JPMIM is the licensing of certain trademarks and trade names and the Index or components thereof. The Index is determined, composed and calculated by ICE Data without regard to JPMIM or the Product or its holders. ICE Data has no obligation to take the needs of the Licensee or holders of the Product into consideration in determining, composing or calculating the Index. ICE Data is not responsible for and has not participated in the determination of the timing of, prices of, or quantities of the Product to be issued or in the determination or calculation of the equation by which the Product is to be priced, sold, purchased, or redeemed. Except for certain custom index calculation services, all information provided by ICE Data is general in nature and not tailored to the needs of JPMIM or any other person, entity or group of persons. ICE Data has no obligation or liability in connection with the administration, marketing, or trading of the Product. ICE Data is not an investment advisor. Inclusion of a security within an index is not a recommendation by ICE Data to buy, sell, or hold such security, nor is it considered to be investment advice.
ICE DATA AND ITS SUPPLIERS DISCLAIM ANY AND ALL WARRANTIES AND REPRESENTATIONS, EXPRESS AND/OR IMPLIED, INCLUDING ANY WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE, INCLUDING THE INDICES, INDEX DATA AND ANY INFORMATION INCLUDED IN, RELATED TO, OR DERIVED THEREFROM (INDEX DATA). ICE DATA AND ITS SUPPLIERS SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY WITH RESPECT TO THE ADEQUACY, ACCURACY, TIMELESSNESS OR COMPLETENESS OF THE INDICES AND THE INDEX DATA, WHICH ARE PROVIDED ON AN “AS IS” BASIS AND YOUR USE IS AT YOUR OWN RISK.
Disclosure of Portfolio Holdings
A description of the policies and procedures with respect to the disclosure of the Funds’ portfolio securities is available in the Funds’ Statement of Additional Information.
Additional Fee Waiver and/or Expense Reimbursement
Service providers to a Fund may, from time to time, voluntarily waive all or a portion of any fees to which they are entitled and/or reimburse certain expenses as they may determine from time to time. A Fund’s service providers may discontinue or modify these voluntary actions at any time without notice. Performance for a Fund, when available, will reflect the voluntary waiver of fees and/or the reimbursement of expenses, if any. Without these voluntary waivers and/or expense reimbursements, performance would be less favorable.
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The Funds’ Management and Administration
The Funds’ Management and Administration
Each Fund is a series of J.P. Morgan Exchange-Traded Fund Trust, a Delaware statutory trust (the Trust). The Trust is governed by the Board of Trustees, which is responsible for overseeing all business activities of the Funds.
The Funds’ Investment Adviser and Administrator
J.P. Morgan Investment Management Inc. (JPMIM or the adviser) is the investment adviser and administrator to the Funds. JPMIM is located at 383 Madison Avenue, New York, NY 10179. In addition to managing the Funds’ portfolio, JPMIM also provides administrative services for and oversees the other service providers of the Funds.
JPMIM is a wholly-owned subsidiary of JPMorgan Asset Management Holdings Inc., which is a wholly-owned subsidiary of JPMorgan Chase & Co. (JPMorgan Chase), a bank holding company.
In rendering investment advisory services to certain Funds, JPMIM uses the portfolio management, research and other resources of a foreign (non-U.S.) affiliate of JPMIM and may provide services to a Fund through a “participating affiliate” arrangement, as that term is used in relief granted by the staff of the SEC. Under this relief, U.S. registered investment advisers are allowed to use portfolio management or research resources of advisory affiliates subject to the regulatory supervision of the registered investment adviser.
Management Fee and Other Expenses
Pursuant to each Fund’s management agreement, JPMIM is entitled to a management fee, incurred daily and paid monthly of each Fund’s average daily net assets at the rate as shown below. Under the management agreement, JPMIM is responsible for substantially all the expenses of each Fund (including expenses of the Trust relating to each Fund), except for the management fees, payments under a Fund’s 12b-1 plan (if any), interest expenses, dividend and interest expenses related to short sales, taxes, acquired fund fees and expenses (other than fees for funds advised by the adviser and/ or its affiliates), costs of holding shareholder meetings, and litigation and potential litigation and other extraordinary expenses not incurred in the ordinary course of each Fund’s business. Additionally, each Fund shall be responsible for its non-operating expenses, including brokerage commissions and fees and expenses associated with a Fund’s securities lending program, if applicable.
BetaBuilders U.S. Treasury Bond 1-3 Year ETF	0.07%
BetaBuilders U.S. Treasury Bond 3-10 Year ETF	0.07
BetaBuilders U.S. Treasury Bond 20+ Year ETF	0.07
BetaBuilders U.S. TIPS 0-5 Year ETF	0.07
A discussion of the basis the Board of Trustees of the Trust used in approving the management agreement for the Funds will be available in the first shareholder report for the Funds.
The Portfolio Managers
BetaBuilders U.S. Treasury Bond 1-3 Year ETF, BetaBuilders U.S. Treasury Bond 3-10 Year ETF, BetaBuilders U.S. Treasury Bond 20+ Year ETF and BetaBuilders U.S. TIPS 0-5 Year ETF
The portfolio management team utilizes a team-based approach, and each Fund’s portfolio management team is comprised of Eric Isenberg, Naveen Kumar, Qiwei Zhu, Jonathan Msika, and Alvaro Quiros. The team is responsible for managing each Fund on a day-to-day basis. Each portfolio manager is responsible for various functions related to portfolio management, including, but not limited to, investing cash inflows, implementing investment strategy, researching and reviewing investment strategy and overseeing members of the portfolio management team that have more limited responsibilities.
Mr. Isenberg is the lead portfolio manager for each Fund. Mr. Isenberg, Managing Director of JPMIM, is the Head of Fixed Income Portfolio Management for Quantitative Beta Strategies. In this role, Mr. Isenberg is responsible for portfolio management of all of J.P. Morgan Asset Management Holdings Inc. passive fixed income funds, including index replication and smart beta fixed income funds. Prior to joining the firm in 2016, Mr. Isenberg worked at VanEck beginning in 2015, where he was a Fixed Income Portfolio Manager for all of the VanEck Vectors Fixed Income ETFs, including the municipal, international and high yield funds and worked at Credit Suisse from 2003 until 2015 in various roles, including Head of Fixed Income Index Products and Head of Bond Index Products. Mr. Isenberg graduated from Binghamton University in 2001 with a Bachelor of Science in computer science and economics
Mr. Kumar, Executive Director of JPMIM, has been a portfolio manager in the Quantitative Beta Strategies Team since 2016. An employee since 2011, he previously worked for the Global Head of Strategic Product Management from 2014 to 2016 and on the JPMorgan Private Bank Manager Selection Team specializing in equities from 2011 to 2014. Mr. Kumar holds a B.A. in Economics from Northwestern University.
April 6, 2023  |  29

The Funds’ Management and Administration (continued)
Mr. Zhu is a member of GFICC and a quantitative analyst responsible for developing systematic alpha strategies, scorecards, indicators, and risk models in fixed income, currencies, commodities, and related derivatives. Prior to joining the firm in 2012, Mr. Zhu was a technology associate at Morgan Stanley Investment Management working on performance, attribution and risk.
Mr. Msika, Executed Director of JPMIM, has been a research analyst and portfolio manager in the Quantitative Beta Strategies Team since 2016. An employee since 2011, he was previously a quantitative analyst in the Quantitative Portfolio Strategies Team in JPMIM’s Multi-Asset Solutions Team from 2011 to 2016.
Mr. Quiros, Vice President of JPMIM, is a portfolio manager in the GFICC Quantitative Solutions group, based in London. An employee since 2018, he previously worked in the International ETF Product team within Asset Management Solutions. Prior to joining the firm, he was part of the ETF and Index team within the Systematic Investment Solutions group at DWS. Mr. Quiros holds a BSc Economics and Statistics from University College London and an MPhil Economics from the University of Cambridge.
The Statement of Additional Information provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Funds.
The Funds’ Distributor
JPMorgan Distribution Services, Inc. (the Distributor) is the distributor of the Funds’ Shares. The Distributor or its agent distributes Creation Units for the Funds on an agency basis. The Distributor does not maintain a secondary market in Shares of the Funds. The Distributor has no role in determining the investment policies of the Funds or the securities that are purchased or sold by the Funds. The Distributor’s principal address is 1111 Polaris Parkway, Columbus, OH 43240.
Payments to Financial Intermediaries
JPMIM and, from time to time, other affiliates of JPMorgan Chase may, at their own expense and out of their own legitimate profits, provide cash payments to Financial Intermediaries whose customers invest in Shares of the Funds. For this purpose, Financial Intermediaries include financial advisors, investment advisers, brokers, financial planners, banks, insurance companies, retirement or 401(k) plan administrators and others, including various affiliates of JPMorgan Chase, that may enter into agreements with JPMIM and/or its affiliates. These cash payments may relate to marketing activities and presentations, educational training programs, the support of technology platforms and/or reporting systems, or the Financial Intermediaries’ making Shares of the Funds available to their customers. Such compensation may provide such Financial Intermediaries with an incentive to favor sales of Shares of the Funds over other investment options they make available to their customers. See the Statement of Additional Information for more information.
30  |  J.P. Morgan Exchange-Traded Funds

Purchase and Redemption of Shares
Buying and Selling Shares
In the Secondary Market. Most investors will buy and sell Shares of the Funds in secondary market transactions through brokers. Shares of the Funds are listed and traded on the secondary market on the Exchange. Shares can be bought and sold throughout the trading day like other publicly traded shares. There is no minimum investment. Although Shares are generally purchased and sold in “round lots” of 100 Shares, brokerage firms typically permit investors to purchase or sell Shares in smaller “odd lots,” at no per-Share price differential. When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges, and you may pay some or all of the spread between the bid and the offered price in the secondary market on each leg of a round trip (purchase and sale) transaction. The spread varies over time for Shares of each Fund based on the Fund’s trading volume and market liquidity, and is generally lower if the Fund has a lot of trading volume and market liquidity.
Shares of the Funds trade on the Exchange at prices that may differ to varying degrees from the daily NAV of the Shares.
Directly with the Fund. Each Fund’s Shares are issued or redeemed by the Fund at NAV per Share only in a large specified number of Shares called a “Creation Unit” or multiples thereof. Investors such as market makers, large investors and institutions who wish to deal in Creation Units directly with the Fund must have entered into an authorized participant agreement with the Distributor, or purchase through a dealer that has entered into such an agreement. Set forth below is a brief description of the procedures applicable to purchases and redemptions of Creation Units. For more detailed information, see “Appendix A - Purchases and Redemptions” in the Funds’ Statement of Additional Information.
Beneficial Ownership. The Depository Trust Company (DTC) serves as securities depository for the Shares. (The Shares may be held only in book-entry form; stock certificates will not be issued.) DTC, or its nominee, is the record or registered owner of all outstanding Shares. Beneficial ownership of Shares will be shown on the records of DTC or its participants (described below). Beneficial owners of Shares are not entitled to have Shares registered in their names, will not receive or be entitled to receive physical delivery of certificates in definitive form and are not considered the registered holder thereof. Accordingly, to exercise any rights of a holder of Shares, each beneficial owner must rely on the procedures of: (i) DTC; (ii) “DTC Participants” (i.e., securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations), some of whom (and/or their representatives) own DTC; and (iii) “Indirect Participants” (i.e., brokers, dealers, banks and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly, through which such beneficial owner holds its interests). The Trust understands that under existing industry practice, in the event the Trust requests any action of holders of Shares, or a beneficial owner desires to take any action that DTC, as the record owner of all outstanding Shares, is entitled to take, DTC would authorize the DTC Participants to take such action and that the DTC Participants would authorize the Indirect Participants and beneficial owners acting through such DTC Participants to take such action and would otherwise act upon the instructions of beneficial owners owning through them. As described above, the Trust recognizes DTC or its nominee as the owner of all Shares for all purposes. For more detailed information, see “Book Entry Only System” in the Funds’ Statement of Additional Information.
Premium/Discount Information
The Funds have not commenced operations as of the date of this prospectus and, therefore, do not have information about the differences between a Fund’s daily market price on the Exchange (Market Price) and its NAV. When available, information regarding how often the Shares of a Fund traded on the Exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of a Fund for the most recently completed calendar year and the most recently completed calendar quarters since that year (or the life of the Fund, if shorter) can be found at www.jpmorganfunds.com.
Pricing Shares
Investors that purchase or sell Shares on the secondary market transact at the Market Price on the Exchange. The Market Price may differ from the Fund’s daily NAV and can be affected by market forces of supply and demand, economic conditions and other factors.
The Exchange disseminates the approximate value of Shares of each Fund periodically throughout the trading day. This approximate value should not be viewed as a “real-time” update of the NAV per Share of the Fund because the approximate value may not be calculated in the same manner as the NAV, which is computed only once a day. The approximate value is generally determined by using both current market quotations and/or price quotations obtained from broker-dealers and other market intermediaries that may trade in the portfolio securities held by the Fund. The Funds are not involved in, or responsible for, the calculation or dissemination of the approximate value and the Funds do not make any representation or warranty as to its accuracy.
NAV is calculated each business day as of the close of the Cboe BZX Exchange, Inc., which is typically 4:00 p.m. E.T. On occasion, the Cboe BZX Exchange, Inc. will close before 4:00 p.m. E.T. When that happens, NAV will be calculated as of the time the Cboe BZX Exchange, Inc. closes. The Funds will not treat an intraday unscheduled disruption or closure in Cboe BZX Exchange, Inc. trading as a closure of the Cboe BZX Exchange, Inc. and will calculate NAV as of 4:00 p.m. E.T. if the particular disruption or closure directly affects only the Cboe BZX Exchange, Inc.. The price at which a purchase of a Creation Unit is effected is based on the next calculation
April 6, 2023  |  31

Purchase and Redemption of Shares (continued)
of NAV after the order is received in proper form in accordance with this prospectus. To the extent a Fund invests in securities that are primarily listed on foreign exchanges or other markets that trade on weekends or other days when the Fund does not price its Shares, the value of the Fund’s Shares may change on days when you will not be able to purchase or redeem your Shares. The NAV per share of each Fund is equal to the value of all its assets minus its liabilities, divided by the number of outstanding shares.
Securities for which market quotations are readily available are generally valued at their current market value. Other securities and assets, including securities for which market quotations are not readily available, market quotations are determined not to be reliable, or their value has been materially affected by events occurring after the close of trading on the exchange or market on which the security is principally traded but before the Fund’s NAV is calculated, may be valued at fair value in accordance with policies and procedures adopted by the Trust’s Board of Trustees. Fair value represents a good faith determination of the value of a security or other asset based upon specifically applied procedures. Fair valuation may require subjective determinations. There can be no assurance that the fair value of an asset is the price at which the asset could have been sold during the period in which the particular fair value was used in determining the Fund’s NAV. Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate the Fund’s NAV and the prices used by the Underlying Index, which, in turn, could result in a difference between the Fund’s performance the performance of the Underlying Index.
Equity securities listed on a North American, Central American, South American or Caribbean securities exchange are generally valued at the last sale price on the exchange on which the security is principally traded. Other foreign equity securities are fair valued using quotations from independent pricing services, as applicable. The value of securities listed on the NASDAQ Stock Market, Inc. is generally the NASDAQ official closing price.
Fixed income securities are valued using prices supplied by an approved independent third party or affiliated pricing services or broker/dealers. Those prices are determined using a variety of inputs and factors as more fully described in the Statement of Additional Information.
Assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars at the prevailing market rates from an approved independent pricing service as of 4:00 p.m. E.T.
Shares of ETFs are generally valued at the last sale price on the exchange on which the ETF is principally traded. Shares of other open-end investment companies are valued at their respective NAVs.
Options traded on U.S. securities exchanges are valued at the composite mean price, using the National Best Bid and Offer quotes.
Options traded on foreign exchanges are valued at the settled price, or if no settled price is available, at the last sale price available prior to the calculation of the Fund’s NAV and will be fair valued by applying fair value factors provided by independent pricing services, as applicable, for any options involving equity reference obligations listed on exchanges other than North American, Central American, South American or Caribbean securities exchanges.
Exchange traded futures are valued at the last sale price available prior to the calculation of the Fund’s NAV. Any futures involving equity reference obligations listed on exchanges other than North American, Central American, South American or Caribbean securities exchanges will be fair valued by applying fair value factors provided by independent pricing services, as applicable.
Non-listed over-the-counter futures are valued utilizing market quotations provided by approved pricing services.
Swaps and structured notes are priced generally by an approved independent third party or affiliated pricing service or at an evaluated price provided by a counterparty or broker/dealer.
Any derivatives involving equity reference obligations listed on exchanges other than North American, Central American, South American or Caribbean securities exchanges will be fair valued by applying fair value factors provided by independent pricing services, as applicable.
Frequent Purchases and Redemptions
The Funds impose no restrictions on the frequency of purchases and redemptions. The Board of Trustees evaluated the risks of market timing activities by the Funds’ shareholders when they considered that no restriction or policy was necessary. The Board considered that, unlike mutual funds, each Fund issues and redeems its Shares at NAV only in Creation Units, and the Fund’s Shares may be purchased and sold on the Exchange at prevailing Market Prices.
32  |  J.P. Morgan Exchange-Traded Funds

Shareholder Information
Taxes on Distributions
Each Fund intends to elect to be treated and intends to qualify each taxable year as a regulated investment company. A regulated investment company is not subject to tax at the corporate level on income and gains from investments that are distributed to shareholders. A Fund’s failure to qualify as a regulated investment company would result in corporate-level taxation and, consequently, a reduction in income available for distribution to shareholders.
Each Fund can earn income and realize capital gain. Each Fund deducts any expenses and then pays out the earnings, if any, to shareholders as distributions.
Each Fund generally declares and distributes net investment income, if any, at least monthly. Each Fund will distribute net realized capital gain, if any, at least annually. For each taxable year, each Fund will distribute substantially all of its net investment income and net realized capital gain. The amounts of the Fund’s distributions are driven by federal tax requirements. Such required taxable distributions to shareholders may be significant even if the Fund’s overall performance for the applicable taxable year is negative.
Distributions of net investment income generally are taxable as ordinary income. Dividends of net investment income paid to a non-corporate U.S. shareholder that are properly reported as qualified dividend income generally will be taxable to such shareholder at a maximum individual federal income tax rate applicable to “qualified dividend income” of either 15% or 20%, depending on whether the individual’s income exceeds certain threshold amounts. The amount of dividend income that may be so reported by a Fund generally will be limited to the aggregate of the eligible dividends received by that Fund. In addition, a Fund must meet certain holding period and other requirements with respect to the shares on which the Fund received the eligible dividends, and the non-corporate U.S. shareholder must meet certain holding period and other requirements with respect to the Fund. The amount of a Fund’s distributions that would otherwise qualify for this favorable tax treatment may be reduced as a result of a Fund’s securities lending activities or high portfolio turnover rate. Dividends of net investment income that are not reported as qualified dividend income and dividends of net short-term capital gain will be taxable to a U.S. shareholder as ordinary income. Given the investment strategies of the Funds, it is not anticipated that a significant portion of the distributions paid by a Fund will be eligible to be designated as qualified dividend income.
Distributions of net capital gain (that is, the excess of the net gains from the sale of investments that a Fund owned for more than one year over the net losses from investments that the Fund owned for one year or less) that are properly reported by a Fund as capital gain dividends will be taxable as long-term capital gain, regardless of how long you have held your Shares in the Fund. The maximum individual federal income tax rate applicable to long-term capital gains is generally either 15% or 20%, depending on whether the individual’s income exceeds certain threshold amounts. Distributions of net short-term capital gain (that is, the excess of any net short-term capital gain over net long-term capital loss), if any, will be taxable to U.S. shareholders as ordinary income. Capital gain of a corporate shareholder is taxed at the same rate as ordinary income.
An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from a Fund and net gains from redemptions or other taxable dispositions of Shares, but excluding any exempt-interest dividends received from a Fund) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds certain threshold amounts.
If you buy Shares of a Fund just before a distribution, you will be subject to tax on the entire amount of the taxable distribution you receive. Distributions are taxable to you even if they are paid from income or gain earned by a Fund before your investment (and thus were included in the price you paid for your Shares). Any gain resulting from the sale or exchange of Shares generally will be taxable as long-term or short-term gain, depending upon how long you have held the Shares.
A Fund is generally subject to foreign withholding or other foreign taxes, which in some cases can be significant, on any income or gain from investments in foreign stocks or securities. In that case, a Fund’s total return on those securities would be decreased. A Fund may generally deduct these taxes in computing its taxable income. Rather than deducting these foreign taxes, if the Fund invests more than 50% of its assets in the stock or securities of foreign corporations or foreign governments at the end of its taxable year it may make an election to treat a proportionate amount of eligible foreign taxes as constituting a taxable distribution to each shareholder, which would, subject to certain limitations, generally allow the shareholders to either (i) credit that proportionate amount of taxes against U.S. Federal income tax liability as a foreign tax credit or (ii) take that amount as an itemized deduction. Any foreign tax withheld on payments made “in lieu of” dividends or interest with respect to loaned securities will not qualify for the pass-through of foreign tax credits to shareholders. Although in some cases a Fund may be able to apply for a refund or a portion of such taxes, the ability to successfully obtain such a refund may be uncertain.
A Fund may invest a significant portion of its net assets in below investment grade instruments. Investments in these types of instruments may present special tax issues for the Fund. U.S. federal income tax rules are not entirely clear about issues such as when a Fund may cease to accrue interest, original issue discount or market discount, when and to what extent deductions may be taken for
April 6, 2023  |  33

Shareholder Information (continued)
bad debts or worthless instruments, how payments received on obligations in default should be allocated between principal and income and whether exchanges of debt obligations in a bankruptcy or workout context are taxable. These and other issues will be addressed by a Fund to the extent necessary in order to seek to ensure that it distributes sufficient income that it does not become subject to U.S. federal income or excise tax.
A Fund’s investment in certain debt obligations and derivatives instruments may require the Fund to accrue and distribute income not yet received. In order to generate sufficient cash to make the requisite distributions, a Fund may be required to liquidate other investments in its portfolio that it otherwise would have continued to hold, including at times when it is not advantageous to do so.
A Fund’s transactions in futures contracts, swaps and other derivatives will be subject to special tax rules, the effect of which may be to accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund’s securities, and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders. A Fund’s use of these types of transactions may result in the Fund realizing more short-term capital gain and ordinary income subject to tax at ordinary income tax rates than it would if it did not engage in such transactions.
Please see the Statement of Additional Information for additional discussion of the tax consequences of the above-described and other investments to a Fund and its shareholders.
The dates on which dividends and capital gain, if any, will be distributed are available online at www.jpmorganfunds.com.
Early in each calendar year, you will receive a notice showing the amount of distributions you received during the preceding calendar year and the tax status of those distributions.
Distributions by a Fund to retirement plans and other entities that qualify for tax-exempt or tax-deferred treatment under federal income tax laws will generally not be taxable. Special tax rules apply to investments through such plans. The tax considerations described in this section do not apply to such tax-exempt or tax-deferred entities or accounts. You should consult your tax advisor to determine the suitability of a Fund as an investment and the tax treatment of distributions.
Any foreign shareholder would generally be subject to U.S. tax- withholding on distributions by the Funds, as discussed in the Statement of Additional Information.
Any investor for whom a Fund does not have a valid Taxpayer Identification Number may be subject to backup withholding.
The tax considerations described in this section do not apply to tax-deferred accounts or other non-taxable entities.
Taxes on Exchange-Listed Shares Sales
Currently, any capital gain or loss realized upon a sale of Shares is generally treated as long-term capital gain or loss if the Shares have been held for more than one year and as short-term capital gain or loss if the Shares have been held for one year or less. Capital loss realized on the sale or exchange of Shares held for six months or less will be treated as long-term capital loss to the extent of any capital gain dividends received by the shareholder. The ability to deduct capital losses may be limited.
Taxes on Purchase and Redemption of Creation Units
At the time of purchase, an Authorized Participant who exchanges equity securities for Creation Units generally will recognize a gain or loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time and the exchanger’s aggregate basis in the securities surrendered and the cash paid. At redemption, a person who exchanges Creation Units for equity securities will generally recognize a gain or loss equal to the difference between the exchanger’s basis in the Creation Units and the aggregate market value of the securities received and the cash received in connection with the redemption. The Internal Revenue Service, however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing “wash sales” on the basis that there has been no significant change in economic position. Persons exchanging securities should consult their own tax advisor with respect to whether the wash sale rules apply and when a loss might be deductible.
Under current federal tax laws, any capital gain or loss realized upon redemption of Creation Units is generally treated as long-term capital gain or loss if the Shares have been held for more than one year and as a short-term capital gain or loss if the Shares have been held for one year or less.
If you purchase or redeem Creation Units, you will be sent a confirmation statement showing how many and at what price you purchased or sold Shares.
The above is a general summary of tax implications of investing in the Funds. Because each investor’s tax consequences are unique, please consult your tax advisor to see how investing in a Fund and, for individuals and S corporations, selection of a particular cost method of accounting will affect your own tax situation.
34  |  J.P. Morgan Exchange-Traded Funds

Availability of Proxy Voting Record
The Trustees have delegated the authority to vote proxies for securities owned by the Funds to JPMIM. When available, a copy of each Fund’s voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or on the Funds’ website at www.jpmorganfunds.com no later than August 31 of each year. Each Fund’s proxy voting record will include, among other things, a brief description of the matter voted on for each portfolio security, and will state how each vote was cast, for example, for or against the proposal.
Other Information
For purposes of the Investment Company Act of 1940 (1940 Act), each Fund is treated as a registered investment company. Section 12(d)(1) of the 1940 Act restricts investments by investment companies in the securities of other investment companies, including Shares of the Funds. Registered investment companies are permitted to invest in a Fund beyond the limits set forth in Section 12(d)(1), subject to certain terms and conditions.
April 6, 2023  |  35

Investment Practices
The table discusses the types of investments which can be held by the Funds. In each case, the related types of risk are also listed.
FUND NAME	FUND CODE
BetaBuilders U.S. Treasury Bond 1-3 Year ETF	1
BetaBuilders U.S. Treasury Bond 3-10 Year ETF	2
BetaBuilders U.S. Treasury Bond 20+ Year ETF	3
BetaBuilders U.S. TIPS 0-5 Year ETF	4

INSTRUMENT	FUND CODE	RISK TYPE
Investment Company Securities: Shares of other investment companies, including money market funds for which the adviser and/or its affiliates serve as investment adviser or administrator. The adviser will waive certain fees when investing in funds for which it serves as investment adviser, to the extent required by law or by contract.
	1-4	Investment Company Market
Options and Futures Transactions: A Fund may purchase and sell (a) exchange traded and over the counter put and call options on securities, indexes of securities and futures contracts on securities, indexes of securities, interest rate futures contracts and interest rate swaps and (b)
futures contracts on securities and indexes of securities.
	1-4	Credit Interest Rate Leverage Liquidity Management Market
Securities Lending: The lending of up to 33 1∕3% of a Fund’s total assets. In return, a Fund will receive cash, other securities, and/or letters of credit as collateral.	1-4	Credit Leverage Market
U.S. Government Obligations: May include direct obligations of the U.S. Treasury, including
Treasury bills, notes and bonds, all of which are backed as to principal and interest payments by the full faith and credit of the United States, and separately traded principal and interest component parts of such obligations that are transferable through the Federal book-entry system known as Separate Trading of Registered Interest and Principal of Securities (STRIPS) and
Coupons Under Book Entry Safekeeping (CUBES).
	1-4	Interest Rate Market
Inflation-Linked Debt Securities: Includes fixed and floating rate debt securities of varying maturities issued by the U.S. government as well as securities issued by other entities such as corporations, foreign governments and foreign issuers.	4	Credit Currency Interest Rate Political
Swaps and Related Swap Products: Swaps involve an exchange of obligations by two parties. Caps and floors entitle a purchaser to a principal amount from the seller of the cap or floor to the extent that a specified index exceeds or falls below a predetermined interest rate or amount. The
Fund may enter into these transactions to manage its exposure to changing interest rates and other factors.
	1-4	Credit Currency Interest Rate Leverage Liquidity Management Market Political Valuation
Variable and Floating Rate Instruments: Obligations with interest rates which are reset daily, weekly, quarterly or some other frequency and which may be payable to a Fund on demand or at the expiration of a specified term.	4	Credit Liquidity Market Valuation
36  |  J.P. Morgan Exchange-Traded Funds

Risk related to certain investments held by the Funds:
Credit risk The risk that a financial obligation will not be met by the issuer of a security or the counterparty to a contract, resulting in a loss to the purchaser.
Currency risk The risk that currency exchange rate fluctuations may reduce gains or increase losses on foreign investments.
Environmental risk The risk that an owner or operator of real estate may be liable for the costs associated with hazardous or toxic substances located on the property.
Extension risk The risk that a rise in interest rates will extend the life of a security to a date later than the anticipated prepayment date, causing the value of the investment to fall.
Foreign investment risk The risk associated with higher transaction costs, delayed settlements, currency controls and adverse economic developments. This also includes the risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency denominated investments and may widen any losses. Exchange rate volatility also may affect the ability of an issuer to repay U.S. dollar denominated debt, thereby increasing credit risk.
Government securities risk A Fund may invest in securities issued or guaranteed by the U.S. government or its agencies or instrumentalities (such as securities issued by Fannie Mae, Ginnie Mae or Freddie Mac securities). U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities, such as those issued or guaranteed by Ginnie Mae or the U.S. Treasury, that are backed by the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity and the market prices for such securities will fluctuate. Notwithstanding that these securities are backed by the full faith and credit of the United States, circumstances could arise that would prevent the payment of interest or principal. This would result in losses to a Fund. Securities issued or guaranteed by U.S. government-related organizations, such as Fannie Mae and Freddie Mac, are not backed by the full faith of the U.S. government and no assurance can be given that the U.S. government will provide financial support. Therefore, U.S. government-related organizations may not have the funds to meet their payment obligations in the future.
High yield securities risk The risk that a Fund may invest in high yield, high risk securities (also known as junk bonds) which are considered to be speculative. These investments may be issued by companies which are highly leveraged, less creditworthy or financially distressed. Non-investment grade debt securities can be more sensitive to short-term corporate, economic and market developments. During periods of economic uncertainty and change, the market price of a Fund’s investments and a Fund’s NAV may be volatile. Furthermore, though these investments generally provide a higher yield than higher-rated debt securities, the high degree of risk involved in these investments can result in substantial or total losses. These securities are subject to great risk of loss, greater sensitivity to economic changes, valuation difficulties, and a potential lack of a secondary or public market for securities. The market price of these securities can change suddenly and unexpectedly.
Interest rate risk The risk that a change in interest rates will adversely affect the value of an investment. The value of fixed income securities generally moves in the opposite direction of interest rates (decreases when interest rates rise and increases when interest rates fall). A Fund may face a heightened level of interest rate risk due to certain changes in monetary policy, such as an interest rate increase by the Federal Reserve.
Investment company risk If a Fund invests in shares of another investment company, shareholders would bear not only their proportionate share of the Fund’s expenses, but also similar expenses of the investment company. The price movement of an investment company that is an ETF may not track the underlying index and may result in a loss.
Leverage risk The risk that gains or losses will be disproportionately higher than the amount invested.
Liquidity risk The risk that the holder may not be able to sell the security at the time or price it desires.
Management risk The risk that a strategy used by a Fund’s management may fail to produce the intended result. This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged. Incomplete matching can result in unanticipated risks.
Market risk The risk that when the market as a whole declines, the value of a specific investment will decline proportionately. This systematic risk is common to all investments and the mutual funds that purchase them.
Natural event risk The risk that a natural disaster, such as a hurricane or similar event, will cause severe economic losses and default in payments by the issuer of the security.
Political risk The risk that governmental policies or other political actions will negatively impact the value of the investment.
Portfolio quality risk The risks associated with below investment grade securities including greater risk of default, greater sensitivity to interest rates and economic changes, potential valuation difficulties, and sudden and unexpected changes in credit quality.
Prepayment risk The risk that declining interest rates or other factors will result in unexpected prepayments, causing the value of the investment to fall.
Tax risk The risk that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code, which could cause adverse tax consequences. Also the risk that the tax treatment of municipal or other securities could be changed by Congress thereby affecting the value of outstanding securities.
Valuation risk The risk that the estimated value of a security does not match the actual amount that can be realized if the security is sold.
April 6, 2023  |  37

Financial Highlights
This section would ordinarily include Financial Highlights. The Financial Highlights table is intended to help you understand a Fund’s performance for a Fund’s periods of operations. Because the Funds have not yet commenced operations as of the date of this prospectus, no Financial Highlights are shown.
38  |  J.P. Morgan Exchange-Traded Funds

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How to Reach Us
MORE INFORMATION
For investors who want more information on the Funds the following documents are available free upon request:
ANNUAL AND SEMI-ANNUAL REPORTS
The Funds’ annual and semi-annual reports, when available, will contain more information about each Fund’s investments and performance. The annual reportwill also include details about the market conditions and investment strategies that have a significant effect on each Fund’s performance.
STATEMENT OF ADDITIONAL INFORMATION (SAI)
The SAI contains more detailed information about the Funds and their policies. It is incorporated by reference into this prospectus. This means, by law, it is considered to be part of this prospectus.
You can get a free copy of these documents and other information, or ask us any questions, by calling us at 1-844-457-6383 (844-4JPM ETF) or writing to:
J.P. Morgan Exchange-Traded Funds
277 Park Avenue
New York, NY 10172
If you buy your Shares through a Financial Intermediary, you should contact that Financial Intermediary directly for more information. You can also find information online at www.jpmorganfunds.com.
Reports, a copy of the SAI, and other information about the Funds are also available on the EDGAR Database on the Commission’s Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov.
Investment Company Act File No. for the Funds is 811-22903.
©JPMorgan Chase & Co., 2023. All rights reserved. April 2023.

PR-BBGOVETF-423-2